File Nos. 002-86008

811-03828

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 48	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 47	☒

SELIGMAN MUNICIPAL FUND SERIES, INC.

(Exact name of registrant as specified in charter)

200 AMERIPRISE FINANCIAL CENTER, MINNEAPOLIS, MN 55474

(Address of principal executive offices)

Registrant’s Telephone Number: 212-850-1864 or

Toll-Free: 800-221-2450

LAWRENCE P. VOGEL, Treasurer

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

It is proposed that this filing will become effective (check the appropriate box).

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on February 2, 2009 pursuant to paragraph (b)	☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

February 2, 2009

Seligman

Municipal Funds

Seeking Income Exempt from Regular Income Tax

•	Seligman Municipal Fund Series, Inc.

•	Seligman Municipal Series Trust

•	Seligman New Jersey Municipal Fund, Inc.

•	Seligman Pennsylvania Municipal Fund Series

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

Not FDIC Insured    ■    May Lose Value    ■    No Bank Guarantee

MUNI-1  2/2009

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial, Inc.”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of each of the Funds offered herein having previously approved (at a special meeting held on November 3, 2008) new investment management services agreements between RiverSource Investments and each of the Funds, RiverSource Investments became the new investment manager of the Funds effective November 7, 2008.

RiverSource Complex of Funds

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. Although the Seligman funds share the same Board of Directors/Trustees as the RiverSource funds (the “Board”), they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of accumulation purposes, an investor or financial advisor may not include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.

Proposed Merger of Certain Funds

On January 8, 2009, the Boards of Directors/Trustees approved in principle the merger of the following Funds into National Fund: Colorado Fund, Georgia Fund, Louisiana Fund, Maryland Fund, Massachusetts Fund, Michigan Fund, Missouri Fund, Ohio Fund, Oregon Fund, South Carolina Fund, Florida Fund, North Carolina Fund, New Jersey Fund and Pennsylvania Fund (each, an “Acquired Fund”). More information about the proposed mergers will be included in proxy materials.

Completion of each merger is subject to approval by shareholders of the applicable Acquired Fund. It is currently anticipated that proxy materials regarding each merger will be distributed to shareholders of the Acquired Funds during the first or second quarter of 2009, and that a meeting of shareholders to consider each merger will be scheduled for the second quarter of 2009.

The Funds

Overview of the Funds

This Prospectus contains information about four separate series that together offer 19 investment options (each, a “Fund”, collectively, the “Funds”):

Seligman Municipal Fund Series, Inc. offers the following 13 Funds:

National Fund	Minnesota Fund
Colorado Fund	Missouri Fund
Georgia Fund	New York Fund
Louisiana Fund	Ohio Fund
Maryland Fund	Oregon Fund
Massachusetts Fund	South Carolina Fund
Michigan Fund

Seligman Municipal Series Trust offers the following four Funds:

California High-Yield Fund	Florida Fund
California Quality Fund	North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)

Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

Investment Objectives

Each Fund has its own investment objective. You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no guarantee that the Funds will achieve their objectives.

Principal Investment Strategies

Each Fund also has its own principal investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. This principal investment strategy is fundamental and may be changed only with shareholder approval. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

Alternative Minimum Tax (“AMT”):

A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal securities are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager (RiverSource Investments) analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase by a Fund. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political or other conditions. This could prevent that Fund from achieving its investment objective.

A Fund’s investment objective may be changed only with shareholder approval. Except as otherwise noted, the principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by that Fund’s Board of Directors/Trustees. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

Principal Risks

Below is a description of the principal investment risks that apply to the Funds.

The value of your investment in a Fund will change with fluctuations in the value of individual securities held by that Fund. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Please remember that with any mutual fund investment you may lose money.

The principal factors that may affect the value of a Fund’s portfolio are changes in interest rates and the creditworthiness of a Fund’s portfolio holdings, as described below:

Active Management Risk. The Funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving each Fund’s investment objective. Due to their active management, the Funds could underperform other mutual funds with similar investment objectives.

Interest rate risk. Changes in market interest rates will affect the value of securities held by a Fund’s investment portfolio. Generally, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund’s net asset value per share moves in the same direction as the market value of the Fund’s securities holdings. Therefore, if interest rates rise, you should expect a Fund’s net asset value per share to fall, and if interest rates decline, you should expect a Fund’s net asset value to rise.

Additionally, longer maturity bonds are generally more sensitive to changes in interest rates. Each Fund’s strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

In a declining interest rate environment, portfolio holdings that are close to maturity or are subject to call by the issuer may be disadvantageous to a Fund. Proceeds of matured or called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

Credit risk. A municipal bond issue could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Many states and municipalities face budget shortfalls and other problems as a result of economic downturns. The failure to address these problems in a satisfactory manner could affect a state’s or municipality’s credit quality and result in downgrading or a decline in a security’s market value. Credit risk also includes the risk that an issuer of a municipal bond (or, in the case of an insured bond, the issuer and the insurer) would be unable to make or timely make interest and principal payments. Credit ratings in respect of insured municipal securities are affected by the claims-paying ability of the issuer and the insurer. Accordingly, any credit rating downgrade of an insurer of municipal securities could have a significant negative impact on the credit rating of the municipal securities insured by it. Any such downgrade would negatively affect the value of this investment by a Fund. Revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline. If a Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund’s portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase an insured bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

Diversification risk. Each Fund is a non-diversified fund (except the National Fund). A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on a Fund’s performance, that Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Geographic Concentration Risk. Because the Funds (other than National Fund) invest primarily in the municipal securities issued by a single-state and its political sub-divisions, these Funds will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the single-state Funds’ tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws. In addition, because of the relatively small number of issuers of tax-exempt securities, each Fund (other than National Fund) may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Funds may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. These factors may include, but are not limited to, state or local legislation or policy changes, economic factors, natural disasters, the possibility of credit problems and terrorist attacks. The single-state Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer. Notwithstanding these restrictions, a Fund may be invested in a smaller number of securities.

Consequently, if one or more of the securities held in a Fund declines in value or underperforms, it may have a greater impact on the Fund’s performance than if the Fund held a larger number of securities. The Funds may experience more volatility, especially over the short term, than a Fund with a greater number of holdings.

Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund’s ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund’s portfolio do not perform as expected, that Fund’s net asset value may decline.

Risks of territories and possessions of the United States. Each Fund may invest in municipal securities of territories and possessions of the United States, such as Puerto Rico, Guam and the Virgin Islands. Adverse market, political, economic or other conditions or developments within these territories or possessions may negatively affect the value of a Fund’s holdings in such obligations.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund’s investments are locked in at a lower rate for a longer period of time.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the applicable Fund’s Statement of Additional Information.

Past Performance

Each Fund offers two Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of each Class compares to two measures of municipal bond performance.

Although each Fund’s fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund’s Classes due to their different fees and expenses.

Fees and Expenses

The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses, net of management fee waivers and/or expense reimbursements, if applicable, are deducted from a Fund’s assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund’s fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.

Discussions of each Fund begin on page 6.

National Fund

Investment Objective

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

National Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.69% – quarter ended 12/31/00.

Worst calendar quarter return: -3.21% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(7.62)%	1.07%	2.67%	n/a
Return after taxes on distributions	(7.62)	1.07	2.67	n/a
Return after taxes on distributions and sale of Fund shares	(3.74)	1.52	2.91	n/a
Class C	(5.01)	1.09	n/a	2.33%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper General Municipal Debt Funds Average*	(9.09)	0.53	2.44	2.57

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper General Municipal Debt Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper General Municipal Debt Funds Average measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

National Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.36%		0.36%
Total Annual Fund Operating Expenses	0.96%		1.86%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$544	$717	$906	$1,451
Class C	289	558	951	2,052

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$544	$717	$906	$1,451
Class C	189	558	951	2,052

California High-Yield Fund

Investment Objective

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of California.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the California High-Yield Fund is subject to the following risks:

■	Because the Fund may invest in non-investment-grade bonds, it is subject to greater risk of loss of principal and interest than funds that invest in higher-rated investment-grade bonds. The Fund may pay higher yields than funds that invest in investment-grade bonds, but at the same time, may experience greater volatility.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman, the Fund’s investment manager prior to November 7, 2008, periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, RiverSource Investments, the Fund’s new investment manager, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the California High-Yield Fund to 0.40% per annum of the Fund’s average daily net assets. RiverSource Investments may discontinue its fee waiver at any time. Absent past reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California High-Yield Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.73% – quarter ended 3/31/00.

Worst calendar quarter return: -3.39% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(8.93)%	1.45%	3.15%	n/a
Return after taxes on distributions	(8.93)	1.41	3.08	n/a
Return after taxes on distributions and sale of Fund shares	(4.43)	1.85	3.30	n/a
Class C	(6.40)	1.46	n/a	2.79%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper California Municipal Debt Funds Average*	(13.09)	0.09	2.48	2.53

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

California High-Yield Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees(2)	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(3)	0.46%		0.46%
Total Annual Fund Operating Expenses	1.06%		1.96%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	RiverSource Investments, at its discretion, is waiving a portion of its management fee to limit the per annum management fee of the California High-Yield Fund to 0.40% per annum. RiverSource Investments may discontinue its fee waiver at any time. Such fee waiver is not reflected above.
(3)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$553	$747	$958	$1,563
Class C	299	590	1,007	2,168

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$553	$747	$958	$1,563
Class C	199	590	1,007	2,168

California Quality Fund

Investment Objective

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The California Quality Fund uses the following investment strategies to pursue its investment objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody’s Investors Service (Moody’s) (Aaa, Aa, or A) or Standard & Poor’s Ratings Services (S&P) (AAA, AA, or A) on the date of purchase. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of California.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California Quality Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.31% – quarter ended 12/31/00.

Worst calendar quarter return: -3.59% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(7.09)%	1.16%	3.01%	n/a
Return after taxes on distributions	(7.14)	1.06	2.91	n/a
Return after taxes on distributions and sale of Fund shares	(3.26)	1.58	3.15	n/a
Class C	(4.49)	1.20	n/a	2.75%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper California Municipal Debt Funds Average*	(13.09)	0.09	2.48	2.53

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

California Quality Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.41%		0.42%
Total Annual Fund Operating Expenses	1.01%		1.92%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$548	$732	$932	$1,507
Class C	295	578	986	2,126

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$548	$732	$932	$1,507
Class C	195	578	986	2,126

Colorado Fund

Investment Objective

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Colorado Fund uses the following investment strategies to pursue its investment objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Colorado.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Colorado Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.40% – quarter ended 12/31/00.

Worst calendar quarter return: -2.52% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(4.49)%	1.89%	3.45%	n/a
Return after taxes on distributions	(4.53)	1.86	3.41	n/a
Return after taxes on distributions and sale of Fund shares	(1.64)	2.18	3.54	n/a
Class C	(2.01)	1.88	n/a	3.10%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Colorado Municipal Debt Funds Average*	(8.13)	1.07	2.77	2.90

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Colorado Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50	%(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(1)	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.38%		0.38%
Total Annual Fund Operating Expenses	0.98%		1.88%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$545	$723	$917	$1,474
Class C	291	566	965	2,083

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$545	$723	$917	$1,474
Class C	191	566	965	2,083

Florida Fund

Investment Objective

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Florida.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Florida Fund is subject to the following risks:

■	The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State’s ability to pay principal and interest in a timely manner.

■	Florida’s economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman, the Fund’s investment manager prior to November 7, 2008, periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, RiverSource Investments, the Fund’s new investment manager, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to 0.35% per annum of the Fund’s average daily net assets. RiverSource Investments may discontinue its fee waiver at any time. Absent past reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Florida Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.66% – quarter ended 12/31/00.

Worst calendar quarter return: -3.04% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(7.95)%	0.76%	2.95%	n/a
Return after taxes on distributions	(7.95)	0.70	2.89	n/a
Return after taxes on distributions and sale of Fund shares	(3.83)	1.26	3.13	n/a
Class C	(5.25)	0.94	n/a	2.76%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Florida Municipal Debt Funds Average*	(9.93)	0.78	2.70	2.73

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Florida Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50	%(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees(2)	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%
Other Expenses(3)	0.47%		0.47%
Total Annual Fund Operating Expenses	1.22%		1.97%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	RiverSource Investments, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to 0.35% per annum. RiverSource Investments may discontinue its fee waiver at any time. Such fee waiver is not reflected above.
(3)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$569	$795	$1,040	$1,740
Class C	300	593	1,012	2,179

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$569	$795	$1,040	$1,740
Class C	200	593	1,012	2,179

Georgia Fund

Investment Objective

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Georgia Fund uses the following investment strategies to pursue its investment objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Georgia.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Georgia Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.81% – quarter ended 12/31/00.

Worst calendar quarter return: -4.86% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(10.49)%	(0.11)%	2.27%	n/a
Return after taxes on distributions	(10.49)	(0.11)	2.19	n/a
Return after taxes on distributions and sale of Fund shares	(5.49)	0.52	2.52	n/a
Class C	(7.98)	(0.08)	n/a	1.89%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Georgia Municipal Debt Funds Average*	(7.61)	0.91	2.75	2.83

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Georgia Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.43%		0.43%
Total Annual Fund Operating Expenses	1.03%		1.93%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$550	$736	$938	$1,519
Class C	296	579	987	2,127

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$550	$736	$938	$1,519
Class C	196	579	987	2,127

Louisiana Fund

Investment Objective

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Louisiana Fund uses the following investment strategies to pursue its investment objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Louisiana.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Louisiana Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.73% – quarter ended 12/31/00.

Worst calendar quarter return: -3.10% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(8.69)%	0.70%	2.76%	n/a
Return after taxes on distributions	(8.88)	0.62	2.68	n/a
Return after taxes on distributions and sale of Fund shares	(4.16)	1.21	2.97	n/a
Class C	(6.03)	0.72	n/a	2.43%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Other States Municipal Debt Funds Average*	(9.40)	0.80	2.73	2.75

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper Other States Municipal Debt Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper Other States Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Louisiana Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.39%		0.39%
Total Annual Fund Operating Expenses	0.99%		1.89%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$546	$726	$922	$1,485
Class C	292	569	970	2,094

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$546	$726	$922	$1,485
Class C	192	569	970	2,094

Maryland Fund

Investment Objective

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Maryland Fund uses the following investment strategies to pursue its investment objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Maryland.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Maryland Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.41% – quarter ended 12/31/00.

Worst calendar quarter return: -2.31% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(5.12)%	1.74%	3.12%	n/a
Return after taxes on distributions	(5.15)	1.69	3.06	n/a
Return after taxes on distributions and sale of Fund shares	(2.13)	2.03	3.25	n/a
Class C	(2.48)	1.76	n/a	2.77%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Maryland Municipal Debt Funds Average*	(9.28)	0.84	2.67	2.77

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Maryland Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.38%		0.38%
Total Annual Fund Operating Expenses	0.98%		1.88%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$545	$721	$912	$1,463
Class C	291	566	965	2,083

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$545	$721	$912	$1,463
Class C	191	566	965	2,083

Massachusetts Fund

Investment Objective

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Massachusetts Fund uses the following investment strategies to pursue its investment objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Massachusetts.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Massachusetts Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 6.45% – quarter ended 12/31/00.

Worst calendar quarter return: -2.80% – quarter ended 9/30/99.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(3.10)%	1.68%	3.50%	n/a
Return after taxes on distributions	(3.18)	1.61	3.45	n/a
Return after taxes on distributions and sale of Fund shares	(0.59)	2.01	3.59	n/a
Class C	(0.53)	1.63	n/a	3.22%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Massachusetts Municipal Debt Funds Average*	(9.46)	1.07	2.92	3.05

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Massachusetts Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.33%		0.33%
Total Annual Fund Operating Expenses	0.93%		1.83%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$541	$706	$886	$1,407
Class C	286	548	935	2,019

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$541	$706	$886	$1,407
Class C	186	548	935	2,019

Michigan Fund

Investment Objective

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Michigan Fund uses the following investment strategies to pursue its investment objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Michigan.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Michigan Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.98% – quarter ended 12/31/00.

Worst calendar quarter return: -2.87% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(6.82)%	0.84%	3.00%	n/a
Return after taxes on distributions	(6.85)	0.78	2.93	n/a
Return after taxes on distributions and sale of Fund shares	(3.09)	1.30	3.16	n/a
Class C	(4.26)	0.87	n/a	2.68%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Michigan Municipal Debt Funds Average*	(10.97)	1.37	3.22	3.20

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Michigan Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.33%		0.33%
Total Annual Fund Operating Expenses	0.93%		1.83%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$541	$708	$891	$1,417
Class C	286	550	939	2,029

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$541	$708	$891	$1,417
Class C	186	550	939	2,029

Minnesota Fund

Investment Objective

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Minnesota Fund uses the following investment strategies to pursue its investment objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Minnesota.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Minnesota Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.04% – quarter ended 12/31/00.

Worst calendar quarter return: -2.43% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(3.44)%	1.58%	3.18%	n/a
Return after taxes on distributions	(3.46)	1.55	3.15	n/a
Return after taxes on distributions and sale of Fund shares	(1.05)	1.89	3.29	n/a
Class C	(0.84)	1.59	n/a	2.84%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Minnesota Municipal Debt Funds Average*	(7.91)	1.14	2.94	3.02

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Minnesota Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.33%		0.33%
Total Annual Fund Operating Expenses	0.93%		1.83%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$541	$708	$891	$1,417
Class C	286	553	944	2,039

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$541	$708	$891	$1,417
Class C	186	553	944	2,039

Missouri Fund

Investment Objective

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Missouri Fund uses the following investment strategies to pursue its investment objective:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Missouri.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Missouri Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 6.34% – quarter ended 12/31/00.

Worst calendar quarter return: -2.49% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(6.24)%	1.18%	3.14%	n/a
Return after taxes on distributions	(6.24)	1.13	3.08	n/a
Return after taxes on distributions and sale of Fund shares	(2.83)	1.56	3.25	n/a
Class C	(3.51)	1.24	n/a	2.85%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Missouri Municipal Debt Funds Average*	(8.45)	0.88	2.80	2.90

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Missouri Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.38%		0.38%
Total Annual Fund Operating Expenses	0.98%		1.88%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$545	$723	$917	$1,474
Class C	292	569	970	2,094

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$545	$723	$917	$1,474
Class C	192	569	970	2,094

New Jersey Fund

Investment Objective

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of New Jersey.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New Jersey Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.02% – quarter ended 12/31/00.

Worst calendar quarter return: -3.08% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(9.95)%	0.31%	2.46%	n/a
Return after taxes on distributions	(10.04)	0.25	2.40	n/a
Return after taxes on distributions and sale of Fund shares	(5.16)	0.85	2.69	n/a
Class C	(7.28)	0.05	n/a	2.26%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper New Jersey Municipal Debt Funds Average*	(10.93)	0.53	2.63	2.66

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

New Jersey Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%
Other Expenses(2)	0.51%		0.52%
Total Annual Fund Operating Expenses	1.26%		2.02%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$573	$807	$1,060	$1,784
Class C	305	609	1,038	2,232

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$573	$807	$1,060	$1,784
Class C	205	609	1,038	2,232

New York Fund

Investment Objective

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The New York Fund uses the following investment strategies to pursue its investment objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of New York.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New York Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 6.11% – quarter ended 12/31/00.

Worst calendar quarter return: -2.84% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(5.02)%	1.63%	3.40%	n/a
Return after taxes on distributions	(5.02)	1.61	3.36	n/a
Return after taxes on distributions and sale of Fund shares	(1.93)	1.99	3.52	n/a
Class C	(2.27)	(1.69)	n/a	3.13%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper New York Municipal Debt Funds Average*	(10.34)	0.42	2.67	2.77

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

New York Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.30%		0.30%
Total Annual Fund Operating Expenses	0.90%		1.80%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$538	$699	$875	$1,383
Class C	283	539	920	1,987

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$538	$699	$875	$1,383
Class C	183	539	920	1,987

North Carolina Fund

Investment Objective

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of North Carolina.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

North Carolina Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.65% – quarter ended 12/31/00.

Worst calendar quarter return: -2.22% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.78)%	1.75%	3.27%	n/a
Return after taxes on distributions	(1.81)	1.69	3.18	n/a
Return after taxes on distributions and sale of Fund shares	(0.04)	1.97	3.30	n/a
Class C	1.13	1.94	n/a	3.12%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper North Carolina Municipal Debt Funds Average*	(8.94)	1.16	2.86	2.98

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

North Carolina Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%
Other Expenses(2)	0.66%		0.66%
Total Annual Fund Operating Expenses	1.41%		2.16%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$587	$852	$1,137	$1,946
Class C	319	651	1,109	2,378

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$587	$852	$1,137	$1,946
Class C	219	651	1,109	2,378

Ohio Fund

Investment Objective

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Ohio Fund uses the following investment strategies to pursue its investment objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Ohio.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Ohio Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.38% – quarter ended 12/31/00.

Worst calendar quarter return: -2.88% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(3.85)%	1.63%	3.24%	n/a
Return after taxes on distributions	(3.97)	1.58	3.20	n/a
Return after taxes on distributions and sale of Fund shares	(1.18)	1.93	3.36	n/a
Class C	(1.42)	1.62	n/a	2.89%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Ohio Municipal Debt Funds Average*	(6.91)	1.65	3.15	3.26

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Ohio Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.31%		0.31%
Total Annual Fund Operating Expenses	0.91%		1.81%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$539	$702	$880	$1,395
Class C	285	547	934	2,019

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$539	$702	$880	$1,395
Class C	185	547	934	2,019

Oregon Fund

Investment Objective

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Oregon Fund uses the following strategies to pursue its investment objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Oregon.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Oregon Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.07% – quarter ended 12/31/00.

Worst calendar quarter return: -2.29% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(5.68)%	1.56%	3.25%	n/a
Return after taxes on distributions	(5.72)	1.51	3.18	n/a
Return after taxes on distributions and sale of Fund shares	(2.37)	1.90	3.36	n/a
Class C	(3.09)	1.57	n/a	2.89%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Oregon Municipal Debt Funds Average*	(9.40)	0.80	2.73	2.75

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper Other States Municipal Debt Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper Other States Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Oregon Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.35%		0.35%
Total Annual Fund Operating Expenses	0.95%		1.85%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$543	$714	$901	$1,440
Class C	289	560	955	2,062

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$543	$714	$901	$1,440
Class C	189	560	955	2,062

Pennsylvania Fund

Investment Objective

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

Principal Investment Strategies

The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Pennsylvania. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Pennsylvania Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.28% – quarter ended 12/31/00.

Worst calendar quarter return: -2.61% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(4.46)%	1.13%	2.92%	n/a
Return after taxes on distributions	(4.58)	1.08	2.85	n/a
Return after taxes on distributions and sale of Fund shares	(1.64)	1.45	3.00	n/a
Class C	(1.51)	1.32	n/a	2.74%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Pennsylvania Municipal Debt Funds Average*	(10.59)	0.30	2.50	2.58

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

Pennsylvania Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%
Other Expenses(2)	0.75%		0.77%
Total Annual Fund Operating Expenses	1.50%		2.27%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$596	$879	$1,182	$2,043
Class C	330	685	1,165	2,492

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$596	$879	$1,182	$2,043
Class C	230	685	1,165	2,492

South Carolina Fund

Investment Objective

The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The South Carolina Fund uses the following investment strategies to pursue its investment objective:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of South Carolina.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

South Carolina Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.68% – quarter ended 12/31/00.

Worst calendar quarter return: -3.69% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(8.89)%	0.94%	2.95%	n/a
Return after taxes on distributions	(8.90)	0.90	2.88	n/a
Return after taxes on distributions and sale of Fund shares	(4.44)	1.39	3.11	n/a
Class C	(6.33)	0.97	n/a	2.64%
Barclays Capital Municipal Bond Index*	(2.47)	2.71	4.26	4.38	(1)
Lipper Other States Municipal Debt Funds Average*	(9.40)	0.80	2.73	2.75

*	The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index (“Barclays Capital Index”) and the Lipper Other States Municipal Debt Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper Other States Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. Investors cannot invest directly in an index or an average.
(1)	From 5/28/99.

South Carolina Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Total Maximum Sales Charge (Load)	4.50%		1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%
Other Expenses(2)	0.31%		0.31%
Total Annual Fund Operating Expenses	0.91%		1.81%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Fund’s Board approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with SDC, the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through January 31, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. The Fund’s actual expense ratio may be higher than that shown in the table, which is based on the Fund’s average net assets for the fiscal year ended September 30, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses through on or about May 8, 2009 and RSC’s estimated fees and expenses from on or about May 9, 2009 through January 31, 2010) and (ii) after January 31, 2010, the Fund’s total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$539	$702	$880	$1,395
Class C	285	545	930	2,009

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$539	$702	$880	$1,395
Class C	185	545	930	2,009

Management of the Funds

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) new investment management services agreements between the Funds and RiverSource Investments (the “Management Agreements”), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the Seligman Group of Funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the Seligman Group of Funds, RiverSource Investments manages investments for the RiverSource funds, itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, each Fund will pay RiverSource Investments a fee for managing its assets (Seligman will no longer receive a management fee effective November 7, 2008). The fees paid to RiverSource Investments will be the same annual fee rate that was paid to Seligman prior to November 7, 2008, which is equal to an annual rate of 0.50% of each Fund’s average daily net assets. Under the Management Agreements, each Fund also pays taxes, brokerage commissions, and nonadvisory expenses. RiverSource Investments, at its discretion, has agreed to waive a portion of its fees so as to limit the per annum management fee of the California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. RiverSource Investments may discontinue these fee waivers at any time.

On July 29, 2008, the Funds’ Boards met to discuss, prior to shareholder approval, the Management Agreements between the Funds and RiverSource Investments. A discussion regarding the basis for the Funds’ Boards approving the Management Agreements was included in the Funds’ proxy statement, dated August 27, 2008, and is available in the Funds’ annual shareholder report for the year ended September 30, 2008.

Portfolio Managers

The Funds are managed by the investment manager’s Municipals Team, which is headed by Mr. Thomas G. Moles. Mr. Moles is Co-Portfolio Manager of the Funds. He is also Co-Portfolio Manager of Seligman Select Municipal Fund, Inc. (a closed-end investment company). Mr. Moles joined Seligman in 1983 and joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman.

Ms. Eileen A. Comerford is Co-Portfolio Manager of the Funds. She is also Co-Portfolio Manager of Seligman Select Municipal Fund, Inc. Ms. Comerford joined Seligman in 1980 and joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman.

Mr. Moles and Ms. Comerford each have decision making authority with respect to the investments of the Funds.

Each Fund’s Statement of Additional Information provides additional information about the compensation of each Co-Portfolio Manager, other accounts managed by each Co-Portfolio Manager, and each Co-Portfolio Manager’s ownership of securities of the Funds.

Affiliates of RiverSource Investments:

RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc. (the “distributor”):

A distributor of the Seligman mutual funds and the RiverSource complex of funds; responsible for accepting orders for purchases and sales of Fund shares.

RiverSource Services, Inc., formerly Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (“SDC”):

Each Fund’s shareholder service agent; provides shareholder account services to the Funds at cost.

Ameriprise Financial:

Provides or compensates others to provide administrative services to the Seligman Group of Funds, as well as the RiverSource complex of Funds.

Regulatory Matters

In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies, including those funds in the RiverSource complex of funds.

Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current or former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Funds’ Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from the other Class. When deciding which Class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

■	How long you intend to remain invested in a Fund, or another Seligman mutual fund.

■	If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a contingent deferred sales charge) and pay higher ongoing 12b-1 fees.

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A

■	Initial sales charge on Fund purchases, as set forth below:

Amount of your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Discount as a % of Offering Price(1)
Less than $100,000	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50	3.63	3.00
$250,000 – $499,999	2.50	2.56	2.25
$500,000 – $999,999	2.00	2.04	1.75
$1,000,000 and over(2)	0.00	0.00	0.00

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2)	You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

■	Annual 12b-1 fee (for shareholder services) of up to 0.25%.

■	No initial sales charge on reinvested dividends or capital gain distributions.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

Information Regarding Breakpoint Discounts for Class A Shares

Purchases of Class A shares by a “single person” may be eligible for the reduced initial sales charges (“Breakpoint Discounts”) that are described above. For the purpose of the Breakpoint Discount thresholds, “single persons” includes individuals and immediate family members (i.e., husband, wife, and minor children), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a “single person”, please consult the applicable Fund’s Statement of Additional Information. “Single persons” may be eligible for Breakpoint Discounts under the following circumstances:

Discounts and Rights of Accumulation. Breakpoint Discounts contemplated above are available under a Seligman Group of Funds program referred to as “Rights of Accumulation.” Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a “single person” in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the “single person” other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a “single person” through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.

The value of the shares contemplated by items (ii) and (iii) above (collectively, the “Prior Owned Shares”) will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group of mutual funds if those investments are held in your accounts with a different intermediary or with SDC.

Discounts and rights of accumulation apply with respect to your investments in the Seligman mutual funds only. Any investment that you may have in shares of a RiverSource fund, RiverSource Partners fund or Threadneedle fund will not be aggregated with your investments in the Seligman mutual funds for the purpose of determining eligibility for any Breakpoint Discount or reduced sales charge (this same policy also applies in connection with a letter of intent, as described below).

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of the Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent.

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in a Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within eighteen months prior to plan termination.

CDSCs. Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the applicable Fund’s Statement of Additional Information.

Additional Information. For more information regarding Breakpoint Discounts, please consult the applicable Fund’s Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

Information Regarding Sales of Class A Shares at Net Asset Value

Class A shares of a Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of a Fund, the other investment companies in the Seligman Group of mutual funds, RiverSource Investments, SDC and RiverSource Investments’ affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the applicable Fund’s Statement of Additional Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Funds’ distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Group of Funds in connection with a deferred fee arrangement for outside Directors, or pursuant to a “fund of funds” arrangement; certain “eligible employee benefit plans”; those partners and employees of outside counsel to the Funds or their directors or trustees who regularly provide advice and services to the Funds, to other funds managed by RiverSource Investments, or to their directors or trustees; in connection with sales pursuant to retirement plan alliance programs that have a written agreement with the Funds’ distributor; and to participants in certain retirement and deferred compensation plans and trusts for which certain entities act as broker-dealer, trustee, or record keeper.

For more information about those who can purchase shares of the Funds without a sales charge and other relevant information, please consult the applicable Fund’s Statement of Additional Information. In addition, this information can be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Class C

■ No initial sales charge on purchases. ■ A 1% CDSC on shares sold within one year of purchase. ■ Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.	Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more, you will pay less in fees and charges if you buy Class A shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

■	No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, that allows each Class of a Fund to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class’s assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of charges.

The Boards of Directors or Trustees, as applicable, believe that no conflict of interest currently exists between a Fund’s Class A and Class C shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares’ original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman mutual fund, it will be assumed that you held the shares of the other Seligman mutual fund since the date you purchased the shares of that Fund. Similarly, when you exchange shares of another Seligman mutual fund for shares of a Fund, it will be assumed that you held the shares of that Fund since the date you originally purchased shares of the other Seligman mutual fund.

The CDSC on Class A and Class C shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans, 401(k) plans and IRAs; in connection with shares sold to current and retired Directors/Trustees; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) and retirement programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. The CDSC may also be waived on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of RiverSource Investments at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund. For more information, please consult the applicable Fund’s Statement of Additional Information or www.seligman.com.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class’s net asset value (“NAV”) next calculated after the Funds’ distributor or SDC, as the case may be, accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares. However, the Funds’ distributor may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions “Important Policies That May Affect Your Account” and “Frequent Trading of Fund Shares.” Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

NAV: Computed separately for each Class of a Fund by dividing that Class’s share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange (“NYSE”), the order will be executed at the Class’s NAV calculated as of the close of regular trading on the next NYSE trading day, subject to any applicable sales charge. When you sell shares, you receive the Class’s per share NAV, less any applicable CDSC.

The NAV of a Fund’s shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

Securities owned by a Fund are valued at current market prices. If RiverSource Investments concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, RiverSource Investments will value the security at its fair value as determined in accordance with policies and procedures approved by the Board. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Opening Your Account

The Funds’ shares are sold through authorized dealers or financial advisors who have sales agreements with the Funds’ distributor. There are several programs under which you may be eligible for reduced sales charges. Ask an authorized dealer or your financial advisor if any of these programs apply to you.

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor, or complete an account application and send it with your check made payable to the applicable Fund or Funds directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

■	Regular (non-retirement) accounts: None (but certain Fund accounts are subject to a $1,000 minimum Fund account balance; for details, see “Important Policies That May Affect Your Account”)

■	For accounts opened concurrently with Invest-A-Check®:
•	$100 to open if you will be making monthly investments
•	$250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in a Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:

Seligman Data Corp.

P.O. Box 9759

Providence, RI 02940-9759

Share certificates representing shares of a Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as shareholder service agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.

If you want to be able to buy, sell, or exchange shares by telephone, you should elect telephone services on the account application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.

P.O. Box 9766

Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check®. You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (“ACH”) member bank. If your bank is not a member of ACH, the Funds will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check®, you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check®, you must continue to make automatic investments until the Fund’s minimum account balance of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check® investments may be made for any amount.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund (the “Cash Fund”), you may exchange uncertificated shares of that Fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, you may pay an initial sales charge to buy Fund shares unless your original purchase was in the Cash Fund.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of a Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies invested in the Funds. (Dividend checks must include your name, account number, Fund name and class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information. The Fund may permit investments that are lower than the investment minimums described in this Prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.

How to Exchange Shares Among the Seligman Mutual Funds

The Seligman Group of Funds are part of the RiverSource complex of funds which, in addition to RiverSource funds, includes RiverSource Partners funds and Threadneedle funds. Each of the funds in the RiverSource complex shares the same Board of Directors/Trustees. However, the Seligman Group of Funds do not share the same policies and procedures, as set forth in the Shareholder Information section of this prospectus, as the other funds in the RiverSource complex and may not be exchanged for shares of RiverSource funds, RiverSource Partners funds or Threadneedle funds.

You may sell these Funds’ shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy these Funds’ shares. Exchanges will be made at each fund’s respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund. If you wish to carry over any other account options (for example, Invest-A-Check® or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund’s prospectus before investing. Some funds may not offer all classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see “Important Policies That May Affect Your Account.”

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, within 2 business days after your shares are sold).

You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and the Funds, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to an address other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

■	A signed, written redemption request;

■	Telephone confirmation; and
■	A medallion signature guarantee.

Telephone confirmations will not affect the date on which your redemption request is actually processed, but may delay the payment of proceeds.

Medallion Signature Guarantee:

Protects you and each Seligman mutual fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program is acceptable. These guarantees are the leading signature guarantee programs recognized by most major financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

You may need to provide additional documents to sell Fund shares if you are:

■	a corporation;
■	an executor or administrator;
■	a trustee or custodian; or
■	in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact an authorized dealer, your financial advisor or SDC’s Shareholder Services Department for information on selling your Fund shares under any of the above circumstances.

You may also use the following account services to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares, you may annually withdraw 10% of the value of your accounts (at the time of election) without a CDSC.

Check Redemption Service (Not available as a new service on or after February 1, 2009). Effective February 1, 2009, the Check Redemption Service will no longer be available as a new service. For Fund accounts that established the Check Redemption Service prior to February 1, 2009, SDC will continue to honor check redemptions provided that SDC receives the intermediary’s request for payment on or before April 30, 2009. After April 30, 2009, SDC will reject an intermediary’s request for payment. Neither SDC nor the Fund(s) can guarantee that SDC will receive the request for payment on any checks you write against your Fund account by April 30, 2009. Please note that if you own Class A shares that were bought at net asset value because of the size of your purchase, or if you own Class B shares, check redemptions may be subject to a CDSC. If you own Class C or Class R shares, you may use this service only with respect to shares that you have held for at least one year.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

■	Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of a Fund’s net assets;

■	Refuse any request to buy Fund shares;

■	Reject any request received by telephone;

■	Suspend or terminate telephone services;

■	Reject a medallion signature guarantee that SDC believes may be fraudulent;

■

Close your Fund account if its value is below $1,000, provided, however, that this policy does not apply to direct accounts held at SDC that are retirement accounts (i.e., IRAs) and unclaimed property accounts that aggregate to more than $1,000. The Funds will notify you in writing at least 30 days before closing your Fund account and anticipates permitting shareholders owning Fund shares directly with SDC a period of one year to reach the $1,000 Fund minimum balance. If you hold your shares through a financial intermediary, you should contact that financial intermediary for their policies relating to minimum investment requirements (which could be different from a Fund’s requirements);

■	Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); and

■	Request additional information to close your account to the extent required or permitted by applicable law or regulations, including those related to the prevention of money laundering.

Telephone Services

You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

■

Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to the address of record or if you have current ACH bank information on file, you may have your redemption proceeds directly deposited to your bank account);

■	Exchange shares between Seligman mutual funds;

■	Change dividend and/or capital gain distribution options;

■	Change your address; and

■	Establish systematic withdrawals to address of record.

If you do not elect telephone services on your account application when you open your account, or opened your account through an authorized dealer or your financial advisor, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

■	Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

■	Corporations may not sell Fund shares by phone;

■	IRAs may only exchange Fund shares or request address changes by phone; and

■

Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund’s NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Repurchases. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of the Fund or any other Seligman mutual fund.

The following applies to shareholders who sold Fund shares on or after February 1, 2009 and wish to repurchase shares (the “New Repurchase Policy”): If your original purchase was in Class A or Class B shares, you may use all or part of the sale proceeds to purchase new Class A shares in any Seligman fund account linked together for Rights of Accumulation purposes. Your repurchase will be in Class A shares at net asset value, up to the amount of the sale proceeds. Repurchases of Class B shares will also be made in Class A shares at net asset value. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C shares, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C share repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

The following applies to shareholders who sold Fund shares on or before January 31, 2009 and wish to repurchase shares: You have the option of taking advantage of the New Repurchase Policy described above, or you may use all or part of the sale proceeds to purchase shares of the Fund or any other Seligman mutual fund without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC (the “Former Policy”).

If you sold Fund shares on or after February 1, 2009 and wish to take advantage of the New Repurchase Policy, you must notify your financial advisor or SDC within 90 days of the date your sale request was processed. If you sold Fund shares on or before January 31, 2009 and wish to take advantage of either the New Repurchase Policy or the Former Policy, you must notify your financial advisor or SDC within 120 days of the date your sale request was processed (e.g., if you sold Fund shares on January 31, 2009, you must notify your financial advisor or SDC by May 31, 2009). Contact your financial advisor or SDC for information on required documentation. The repurchase privileges may be modified or discontinued at any time and use of this option may have tax consequences.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors/Trustees of each of the Seligman Municipal Fund Series, Seligman Municipal Series Trust, the New Jersey Fund and the Pennsylvania Fund has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund’s portfolio. If any Fund, the distributor or SDC (the Funds’ shareholder service agent) (referred to collectively below as the “Seligman Entities”) determine that you have exchanged more than twice to and from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Entities may under certain circumstances also refuse initial or additional purchases of a Fund’s shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program). In addition, the Seligman Entities may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Entities as engaging in trading activity in excess of the guidelines noted above. The Funds’ policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Entities to prevent excessive trading, there is no guarantee that the Seligman Entities will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Entities to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Entities will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Entities may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Entities are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund’s portfolio, hinder such Fund’s ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Dividends and Capital Gain Distributions

Each Fund generally declares dividends from its net investment income daily and pays dividends monthly. The Funds distribute any net capital gains realized on investments annually. It is expected that the Funds’ distributions will be primarily income dividends. The National Fund and Georgia Fund have capital loss carryforwards that are available for offset against future net capital gains, expiring in various amounts through 2012 and 2013, respectively. Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

You may elect to:

(1)	reinvest both dividends and capital gain distributions;

(2)	receive dividends in cash and reinvest capital gain distributions; or

(3)	receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions, if any, will be reinvested if you do not instruct otherwise.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, typically within 2 business days from the payable date.

Dividend:

A payment by a mutual fund, usually derived from a Fund’s net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund’s portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates its NAV.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the payable date.

Dividends on Class C shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.

Taxes

Each Fund intends to pay dividends that are primarily exempt from regular federal income taxes and (except for National Fund) regular personal income taxes in its respective state. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Accordingly, a portion of dividends paid by the Funds that are not otherwise exempt are generally taxable to you as ordinary income. Income exempt from federal tax may be subject to state and local tax.

Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which an exempt interest dividend is paid and you held the shares for six months or less, any loss you realize will be disallowed to the extent of the exempt interest dividend. Further, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize, to the extent not disallowed pursuant to the immediate preceding sentence, will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund’s Statement of Additional Information. However, because each shareholder’s situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

For further information, please see the Funds’ Statement of Additional Information under the section entitled “Taxation of the Funds.”

Other Information

Payments to Financial Institutions. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, ‘‘payments’’) do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution’s organization, and may provide the distributor and its affiliates with preferred access to the financial institution’s registered representatives or preferred access to the financial institution’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution’s pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges—fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to SDC, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Administrative services are provided without charge to the Seligman funds by Ameriprise Financial under a separate administrative services agreement with each such fund, rather than by RiverSource Investments under a Seligman fund’s management agreement. The fees under the administrative services agreement may be raised without shareholder approval, although RiverSource Investments expects that any increase would be offset by a decrease in its management fee paid by a Seligman fund.

Affiliated Products. RiverSource Investments also serves as investment manager to Seligman funds and RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other Seligman funds and RiverSource funds, respectively, (Funds of Funds) and to discretionary managed accounts that invests exclusively in the funds (collectively referred to as ‘‘affiliated products’’). These affiliated products, individually or collectively, may own a significant percentage of the fund’s outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund’s expense ratio to increase as the fund’s fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Fund’s Classes for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding during a particular period. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class of the Funds, assuming you reinvested all of your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges, transaction costs on your investment or taxes. If such charges, costs and taxes were reflected, total returns presented below would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their Reports, along with the Funds’ financial statements, are included in the Funds’ Annual Reports, which are available upon request.

National Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.74	$ 7.81	$ 7.88	$ 7.97	$ 7.98
Income from investment operations:
Net investment income	0.29	0.33	0.35	0.34	0.34
Net realized and unrealized loss on investments	(0.44)	(0.08)	(0.07)	(0.09)	(0.01)
Total from investment operations	(0.15)	0.25	0.28	0.25	0.33
Less distributions:
Dividends from net investment income	(0.28)	(0.32)	(0.35)	(0.34)	(0.34)
Distributions from net realized capital gain		—	—	—	—
Total distributions	(0.28)	(0.32)	(0.35)	(0.34)	(0.34)
Net asset value, end of year	$ 7.31	$ 7.74	$ 7.81	$ 7.88	$ 7.97
Total Return	(2.07)%	3.21%	3.58%	3.18%	4.16%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$56,446	$58,002	$65,846	$67,861	$73,970
Ratio of expenses to average net assets	0.95%	0.90%	0.92%	0.94%	0.91%
Ratio of net investment income to average net assets	3.77%	4.19%	4.46%	4.29%	4.22%
Portfolio turnover rate	15.97%	28.55%	—	4.55%	—

See footnotes on page 102.

National Fund (continued)

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.75	$ 7.81	$ 7.88	$ 7.97	$ 7.98
Income from investment operations:
Net investment income	0.22	0.26	0.28	0.27	0.26
Net realized and unrealized loss on investments	(0.45)	(0.07)	(0.07)	(0.09)	(0.01)
Total from investment operations	(0.23)	0.19	0.21	0.18	0.25
Less distributions:
Dividends from net investment income	(0.21)	(0.25)	(0.28)	(0.27)	(0.26)
Distributions from net realized capital gains		—	—	—	—
Total distributions	(0.21)	(0.25)	(0.28)	(0.27)	(0.26)
Net asset value, end of year	$ 7.31	$ 7.75	$ 7.81	$ 7.88	$ 7.97
Total Return	(3.07)%	2.42%	2.66%	2.25%	3.23%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 2,184	$ 1,729	$ 2,343	$ 2,998	$ 3,503
Ratio of expenses to average net assets	1.85%	1.80%	1.82%	1.84%	1.81%
Ratio of net investment income to average net assets	2.87%	3.29%	3.56%	3.39%	3.32%
Portfolio turnover rate	15.97%	28.55%	—	4.55%	—

See footnotes on page 102.

California High-Yield Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 6.55	$ 6.60	$ 6.62	$ 6.65	$ 6.59
Income from investment operations:
Net investment income	0.27	0.28	0.28	0.26	0.28
Net realized and unrealized gain (loss) on investments	(0.36)	(0.06)	(0.02)	0.04	0.06
Total from investment operations	(0.09)	0.22	0.26	0.30	0.34
Less distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.28)	(0.26)	(0.27)
Distributions from net realized capital gains	(0.01)	—	—	(0.07)	(0.01)
Total distributions	(0.28)	(0.27)	(0.28)	(0.33)	(0.28)
Net asset value, end of year	$ 6.18	$ 6.55	$ 6.60	$ 6.62	$ 6.65
Total Return*	(1.51)%	3.35%	3.99%	4.63%	5.30%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$30,873	$28,641	$30,079	$31,432	$34,315
Ratio of expenses to average net assets	0.92%	0.85%	0.90%	0.92%	0.90%
Ratio of net investment income to average net assets	4.14%	4.25%	4.26%	3.97%	4.20%
Portfolio turnover rate	3.79%	8.03%	—	1.47%	—
Without management fee waiver:*
Ratio of expenses to average net assets	1.02%	0.95%	1.00%	1.02%	1.00%
Ratio of net investment income to average net assets	4.04%	4.15%	4.16%	3.87%	4.10%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 6.56	$ 6.61	$ 6.63	$ 6.66	$ 6.60
Income from investment operations:
Net investment income	0.21	0.22	0.22	0.20	0.22
Net realized and unrealized gain (loss) on investments	(0.37)	(0.06)	(0.02)	0.04	0.06
Total from investment operations	(0.16)	0.16	0.20	0.24	0.28
Less distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.22)	(0.20)	(0.21)
Distributions from net realized capital gains	(0.01)	—	—	(0.07)	(0.01)
Total distributions	(0.22)	(0.21)	(0.22)	(0.27)	(0.22)
Net asset value, end of year	$ 6.18	$ 6.56	$ 6.61	$ 6.63	$ 6.66
Total Return*	(2.54)%	2.42%	3.06%	3.69%	4.35%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 5,402	$ 2,281	$ 2,649	$ 2,475	$ 2,964
Ratio of expenses to average net assets	1.82%	1.75%	1.80%	1.82%	1.80%
Ratio of net investment income to average net assets	3.24%	3.35%	3.35%	3.07%	3.30%
Portfolio turnover rate	3.79%	8.03%	—	1.47%	—
Without management fee waiver:*
Ratio of expenses to average net assets	1.92%	1.85%	1.90%	1.92%	1.90%
Ratio of net investment income to average net assets	3.14%	3.25%	3.25%	2.97%	3.20%

See footnotes on page 102.

California Quality Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 6.57	$ 6.69	$ 6.79	$ 6.89	$ 6.88
Income from investment operations:
Net investment income	0.26	0.28	0.28	0.28	0.28
Net realized and unrealized loss on investments	(0.40)	(0.12)	(0.07)	(0.02)	—
Total from investment operations	(0.14)	0.16	0.21	0.26	0.28
Less distributions:
Dividends from net investment income	(0.25)	(0.27)	(0.28)	(0.27)	(0.27)
Distributions from net realized capital gains	(0.05)	(0.01)	(0.03)	(0.09)	—
Total distributions	(0.30)	(0.28)	(0.31)	(0.36)	(0.27)
Net asset value, end of year	$ 6.13	$ 6.57	$ 6.69	$ 6.79	$ 6.89
Total Return	(2.26)%	2.51%	3.14%	3.90%	4.23%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$34,123	$37,598	$42,495	$47,186	$51,395
Ratio of expenses to average net assets	0.99%	0.92%	0.94%	0.94%	0.93%
Ratio of net investment income to average net assets	3.97%	4.17%	4.19%	4.04%	4.06%
Portfolio turnover rate	13.20%	4.66%	—	—	0.86%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 6.54	$ 6.66	$ 6.76	$ 6.87	$ 6.85
Income from investment operations:
Net investment income	0.20	0.22	0.22	0.21	0.22
Net realized and unrealized gain (loss) on investments	(0.40)	(0.12)	(0.07)	(0.02)	0.01
Total from investment operations	(0.20)	0.10	0.15	0.19	0.23
Less distributions:
Dividends from net investment income	(0.19)	(0.21)	(0.22)	(0.21)	(0.21)
Distributions from net realized capital gains	(0.05)	(0.01)	(0.03)	(0.09)	—
Total distributions	(0.24)	(0.22)	(0.25)	(0.30)	(0.21)
Net asset value, end of year	$ 6.10	$ 6.54	$ 6.66	$ 6.76	$ 6.87
Total Return	(3.15)%	1.60%	2.23%	2.84%	3.46%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 2,872	$ 1,570	$ 1,921	$ 3,259	$ 4,783
Ratio of expenses to average net assets	1.89%	1.82%	1.84%	1.84%	1.83%
Ratio of net investment income to average net assets	3.07%	3.27%	3.29%	3.13%	3.16%
Portfolio turnover rate	13.20%	4.66%	—	—	0.86%

See footnotes on page 102.

Colorado Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.43	$ 7.56	$ 7.65	$ 7.66	$ 7.63
Income from investment operations:
Net investment income	0.28	0.31	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.30)	(0.09)	(0.09)	(0.01)	0.03
Total from investment operations	(0.02)	0.22	0.22	0.30	0.34
Less distributions:
Dividends from net investment income	(0.27)	(0.30)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gains	—	(0.05)	—	—	—
Total distributions	(0.27)	(0.35)	(0.31)	(0.31)	(0.31)
Net asset value, end of year	$ 7.14	$ 7.43	$ 7.56	$ 7.65	$ 7.66
Total Return	(0.31)%	2.97%	2.92%	3.93%	4.49%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$29,306	$30,496	$32,558	$35,058	$36,025
Ratio of expenses to average net assets	0.97%	0.94%	0.95%	0.96%	0.94%
Ratio of net investment income to average net assets	3.79%	4.11%	4.13%	4.05%	4.05%
Portfolio turnover rate	18.08%	10.86%	3.27%	—	5.04%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.42	$ 7.55	$ 7.64	$ 7.65	$ 7.62
Income from investment operations:
Net investment income	0.21	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.29)	(0.09)	(0.09)	(0.01)	0.03
Total from investment operations	(0.08)	0.15	0.15	0.23	0.27
Less distributions:
Dividends from net investment income	(0.21)	(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	—	(0.05)	—	—	—
Total distributions	(0.21)	(0.28)	(0.24)	(0.24)	(0.24)
Net asset value, end of year	$ 7.13	$ 7.42	$ 7.55	$ 7.64	$ 7.65
Total Return	(1.20)%	2.05%	2.01%	3.00%	3.56%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 996	$ 194	$ 206	$ 105	$ 121
Ratio of expenses to average net assets	1.87%	1.84%	1.85%	1.86%	1.84%
Ratio of net investment income to average net assets	2.89%	3.21%	3.23%	3.15%	3.15%
Portfolio turnover rate	18.08%	10.86%	3.27%	—	5.04%

See footnotes on page 102.

Florida Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.66	$ 7.77	$ 7.92	$ 8.00	$ 8.08
Income from investment operations:
Net investment income	0.30	0.33	0.33	0.33	0.32
Net realized and unrealized gain (loss) on investments	(0.46)	(0.11)	(0.11)	(0.08)	(0.06)
Total from investment operations	(0.16)	0.22	0.22	0.25	0.26
Less distributions:
Dividends from net investment income	(0.30)	(0.32)	(0.32)	(0.32)	(0.32)
Distributions from net realized capital gains	(0.09)	(0.01)	(0.05)	(0.01)	(0.02)
Total distributions	(0.39)	(0.33)	(0.37)	(0.33)	(0.34)
Net asset value, end of year	$ 7.11	$ 7.66	$ 7.77	$ 7.92	$ 8.00
Total Return*	(2.31)%	2.88%	2.86%	3.17%	3.26%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$18,510	$22,372	$25,750	$29,298	$32,470
Ratio of expenses to average net assets	1.05%	0.99%	1.00%	0.98%	0.99%
Ratio of net investment income to average net assets	4.01%	4.23%	4.20%	4.11%	4.05%
Portfolio turnover rate	9.43%	18.37%	5.12%	—	—
Without management fee waiver:*
Ratio of expenses to average net assets	1.20%	1.14%	1.15%	1.13%	1.14%
Ratio of net investment income to average net assets	3.86%	4.08%	4.05%	3.96%	3.90%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.67	$ 7.79	$ 7.93	$ 8.02	$ 8.09
Income from investment operations:
Net investment income	0.25	0.27	0.27	0.27	0.26
Net realized and unrealized loss on investments	(0.47)	(0.12)	(0.09)	(0.09)	(0.05)
Total from investment operations	(0.22)	0.15	0.18	0.18	0.21
Less distributions:
Dividends from net investment income	(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Distributions from net realized capital gains	(0.09)	(0.01)	(0.05)	(0.01)	(0.02)
Total distributions	(0.32)	(0.27)	(0.32)	(0.27)	(0.28)
Net asset value, end of year	$ 7.13	$ 7.67	$ 7.79	$ 7.93	$ 8.02
Total Return*	(2.97)%	1.98%	2.22%	2.27%	2.61%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 2,841	$ 2,076	$ 3,171	$ 3,907	$ 4,683
Ratio of expenses to average net assets	1.80%	1.74%	1.75%	1.73%	1.74%
Ratio of net investment income to average net assets	3.26%	3.48%	3.45%	3.36%	3.30%
Portfolio turnover rate	9.43%	18.37%	5.12%	—	—
Without management fee waiver:*
Ratio of expenses to average net assets	1.95%	1.89%	1.90%	1.88%	1.89%
Ratio of net investment income to average net assets	3.11%	3.33%	3.30%	3.21%	3.15%

See footnotes on page 102.

Georgia Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.61	$ 7.74	$ 7.78	$ 7.84	$ 8.01
Income from investment operations:
Net investment income	0.30	0.31	0.32	0.31	0.32
Net realized and unrealized loss on investments	(0.62)	(0.14)	(0.04)	(0.06)	(0.16)
Total from investment operations	(0.32)	0.17	0.28	0.25	0.16
Less distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.32)	(0.31)	(0.32)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Total distributions	(0.30)	(0.30)	(0.32)	(0.31)	(0.33)
Net asset value, end of year	$ 6.99	$ 7.61	$ 7.74	$ 7.78	$ 7.84
Total Return	(4.44)%	2.18%	3.70%	3.19%	2.09%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$22,414	$25,664	$27,966	$30,456	$32,928
Ratio of expenses to average net assets	1.02%	0.94%	0.95%	0.98%	0.94%
Ratio of net investment income to average net assets	4.00%	4.03%	4.15%	3.93%	4.11%
Portfolio turnover rate	—	6.42%	—	8.59%	20.43%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.63	$ 7.76	$ 7.80	$ 7.86	$ 8.02
Income from investment operations:
Net investment income	0.23	0.24	0.25	0.24	0.25
Net realized and unrealized loss on investments	(0.62)	(0.14)	(0.04)	(0.06)	(0.15)
Total from investment operations	(0.39)	0.10	0.21	0.18	0.10
Less distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.25)	(0.24)	(0.25)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Total distributions	(0.23)	(0.23)	(0.25)	(0.24)	(0.26)
Net asset value, end of year	$ 7.01	$ 7.63	$ 7.76	$ 7.80	$ 7.86
Total Return	(5.29)%	1.26%	2.76%	2.26%	1.30%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 1,022	$ 294	$ 485	$ 586	$ 639
Ratio of expenses to average net assets	1.92%	1.84%	1.85%	1.88%	1.84%
Ratio of net investment income to average net assets	3.10%	3.13%	3.25%	3.03%	3.21%
Portfolio turnover rate	—	6.42%	—	8.59%	20.43%

See footnotes on page 102.

Louisiana Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.86	$ 7.97	$ 8.06	$ 8.22	$ 8.27
Income from investment operations:
Net investment income	0.30	0.34	0.34	0.34	0.34
Net realized and unrealized loss on investments	(0.50)	(0.10)	(0.06)	(0.13)	(0.03)
Total from investment operations	(0.20)	0.24	0.28	0.21	0.31
Less distributions:
Dividends from net investment income	(0.29)	(0.33)	(0.34)	(0.34)	(0.34)
Distributions from net realized capital gains	(0.03)	(0.02)	(0.03)	(0.03)	(0.02)
Total distributions	(0.32)	(0.35)	(0.37)	(0.37)	(0.36)
Net asset value, end of year	$ 7.34	$ 7.86	$ 7.97	$ 8.06	$ 8.22
Total Return	(2.60)%	3.10%	3.51%	2.53%	3.77%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$23,484	$26,750	$29,877	$38,036	$41,960
Ratio of expenses to average net assets	0.98%	0.94%	0.97%	0.95%	0.91%
Ratio of net investment income to average net assets	3.93%	4.25%	4.26%	4.16%	4.14%
Portfolio turnover rate	25.43%	11.58%	—	2.54%	2.51%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.85	$ 7.97	$ 8.06	$ 8.22	$ 8.27
Income from investment operations:
Net investment income	0.23	0.26	0.27	0.27	0.27
Net realized and unrealized loss on investments	(0.49)	(0.10)	(0.06)	(0.14)	(0.04)
Total from investment operations	(0.26)	0.16	0.21	0.13	0.23
Less distributions:
Dividends from net investment income	(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Distributions from net realized capital gains	(0.03)	(0.02)	(0.03)	(0.03)	(0.02)
Total distributions	(0.26)	(0.28)	(0.30)	(0.29)	(0.28)
Net asset value, end of year	$ 7.33	$ 7.85	$ 7.97	$ 8.06	$ 8.22
Total Return	(3.48)%	2.05%	2.58%	1.62%	2.84%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 1,005	$ 447	$ 652	$ 759	$ 698
Ratio of expenses to average net assets	1.88%	1.84%	1.87%	1.85%	1.81%
Ratio of net investment income to average net assets	3.03%	3.35%	3.36%	3.27%	3.24%
Portfolio turnover rate	25.43%	11.58%	—	2.54%	2.51%

See footnotes on page 102.

Maryland Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.78	$ 7.92	$ 7.97	$ 8.03	$ 8.05
Income from investment operations:
Net investment income	0.29	0.29	0.32	0.31	0.31
Net realized and unrealized loss on investments	(0.32)	(0.09)	(0.03)	(0.02)	—
Total from investment operations	(0.03)	0.20	0.29	0.29	0.31
Less distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.32)	(0.31)	(0.31)
Distributions from net realized capital gains	ø	(0.06)	(0.02)	(0.04)	(0.02)
Total distributions	(0.27)	(0.34)	(0.34)	(0.35)	(0.33)
Net asset value, end of year	$ 7.48	$ 7.78	$ 7.92	$ 7.97	$ 8.03
Total Return	(0.41)%	2.50%	3.78%	3.72%	3.94%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$31,192	$32,690	$34,623	$39,148	$41,082
Ratio of expenses to average net assets	0.97%	0.94%	0.95%	0.96%	0.93%
Ratio of net investment income to average net assets	3.66%	3.76%	4.04%	3.87%	3.89%
Portfolio turnover rate	—	4.57%	13.33%	9.77%	5.66%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.80	$ 7.93	$ 7.98	$ 8.05	$ 8.06
Income from investment operations:
Net investment income	0.22	0.22	0.25	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.32)	(0.09)	(0.03)	(0.03)	0.01
Total from investment operations	(0.10)	0.13	0.22	0.21	0.25
Less distributions:
Dividends from net investment income	(0.20)	(0.20)	(0.25)	(0.24)	(0.24)
Distributions from net realized capital gains	ø	(0.06)	(0.02)	(0.04)	(0.02)
Total distributions	(0.20)	(0.26)	(0.27)	(0.28)	(0.26)
Net asset value, end of year	$ 7.50	$ 7.80	$ 7.93	$ 7.98	$ 8.05
Total Return	(1.30)%	1.71%	2.85%	2.66%	3.13%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 1,517	$ 355	$ 490	$ 421	$ 419
Ratio of expenses to average net assets	1.87%	1.84%	1.85%	1.86%	1.83%
Ratio of net investment income to average net assets	2.76%	2.86%	3.14%	2.97%	2.99%
Portfolio turnover rate	—	4.57%	13.33%	9.77%	5.66%

See footnotes on page 102.

Massachusetts Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$7.86	$8.01	$8.15	$8.27	$8.34
Income from investment operations:
Net investment income	0.32	0.34	0.34	0.34	0.33
Net realized and unrealized loss on investments	(0.18)	(0.12)	(0.11)	(0.11)	(0.07)
Total from investment operations	0.14	0.22	0.23	0.23	0.26
Less distributions:
Dividends from net investment income	(0.31)	(0.33)	(0.34)	(0.33)	(0.33)
Distributions from net realized capital gains	(0.05)	(0.04)	(0.03)	(0.02)	‡
Total distributions	(0.36)	(0.37)	(0.37)	(0.35)	(0.33)
Net asset value, end of year	$7.64	$7.86	$8.01	$8.15	$8.27
Total Return	1.76%	2.83%	2.86%	2.90%	3.18%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$56,560	$57,796	$62,426	$69,598	$76,118
Ratio of expenses to average net assets	0.92%	0.89%	0.90%	0.91%	0.89%
Ratio of net investment income to average net assets	4.01%	4.27%	4.25%	4.09%	3.98%
Portfolio turnover rate	3.78%	6.81%	—	4.55%	1.97%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$7.87	$8.01	$8.15	$8.27	$8.34
Income from investment operations:
Net investment income	0.24	0.27	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.18)	(0.11)	(0.12)	(0.10)	(0.08)
Total from investment operations	0.06	0.16	0.15	0.16	0.18
Less distributions:
Dividends from net investment income	(0.24)	(0.26)	(0.26)	(0.26)	(0.25)
Distributions from net realized capital gains	(0.05)	(0.04)	(0.03)	(0.02)	‡
Total distributions	(0.29)	(0.30)	(0.29)	(0.28)	(0.25)
Net asset value, end of year	$7.64	$7.87	$8.01	$8.15	$8.27
Total Return	0.72%	2.03%	1.93%	1.98%	2.25%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,548	$2,904	$2,450	$2,527	$3,052
Ratio of expenses to average net assets	1.82%	1.79%	1.80%	1.81%	1.79%
Ratio of net investment income to average net assets	3.11%	3.37%	3.35%	3.19%	3.08%
Portfolio turnover rate	3.78%	6.81%	—	4.55%	1.97%

See footnotes on page 102.

Michigan Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$8.15	$8.33	$8.44	$8.57	$8.64
Income from investment operations:
Net investment income	0.32	0.33	0.34	0.35	0.35
Net realized and unrealized gain (loss) on investments	(0.45)	(0.13)	(0.08)	(0.14)	(0.06)
Total from investment operations	(0.13)	0.20	0.26	0.21	0.29
Less distributions:
Dividends from net investment income	(0.31)	(0.32)	(0.34)	(0.34)	(0.34)
Distributions from net realized capital gains	(0.05)	(0.06)	(0.03)	**	(0.02)
Total distributions	(0.36)	(0.38)	(0.37)	(0.34)	(0.36)
Net asset value, end of year	$7.66	$8.15	$8.33	$8.44	$8.57
Total Return	(1.69)%	2.47%	3.12%	2.56%	3.51%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$66,199	$78,824	$89,978	$100,016	$108,791
Ratio of expenses to average net assets	0.92%	0.87%	0.88%	0.90%	0.87%
Ratio of net investment income to average net assets	3.97%	4.02%	4.12%	4.11%	4.08%
Portfolio turnover rate	—	11.33%	10.63%	8.64%	—

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$8.14	$8.32	$8.43	$8.56	$8.63
Income from investment operations:
Net investment income	0.25	0.26	0.27	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.45)	(0.13)	(0.09)	(0.13)	(0.05)
Total from investment operations	(0.20)	0.13	0.18	0.14	0.22
Less distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gains	(0.05)	(0.06)	(0.03)	**	(0.02)
Total distributions	(0.29)	(0.31)	(0.29)	(0.27)	(0.29)
Net asset value, end of year	$7.65	$8.14	$8.32	$8.43	$8.56
Total Return	(2.57)%	1.55%	2.20%	1.64%	2.59%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,921	$923	$958	$918	$851
Ratio of expenses to average net assets	1.82%	1.77%	1.78%	1.80%	1.77%
Ratio of net investment income to average net assets	3.07%	3.12%	3.22%	3.21%	3.18%
Portfolio turnover rate	—	11.33%	10.63%	8.64%	—

See footnotes on page 102.

Minnesota Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.55	$ 7.67	$ 7.75	$ 7.83	$ 7.87
Income from investment operations:
Net investment income	0.27	0.30	0.31	0.31	0.31
Net realized and unrealized loss on investments	(0.26)	(0.11)	(0.08)	(0.09)	(0.05)
Total from investment operations	0.01	0.19	0.23	0.22	0.26
Less distributions:
Dividends from net investment income	(0.26)	(0.30)	(0.30)	(0.30)	(0.30)
Distributions from net realized capital gains	(0.04)	(0.01)	(0.01)	—	—
Total distributions	(0.30)	(0.31)	(0.31)	(0.30)	(0.30)
Net asset value, end of year	$ 7.26	$ 7.55	$ 7.67	$ 7.75	$ 7.83
Total Return	0.07%	2.52%	3.04%	2.90%	3.41%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$64,860	$70,804	$78,066	$84,659	$91,022
Ratio of expenses to average net assets	0.91%	0.88%	0.89%	0.92%	0.88%
Ratio of net investment income to average net assets	3.62%	4.01%	4.04%	3.96%	3.95%
Portfolio turnover rate	15.50%	4.48%	10.60%	8.09%	1.85%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.56	$ 7.68	$ 7.75	$ 7.83	$ 7.87
Income from investment operations:
Net investment income	0.20	0.24	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.26)	(0.12)	(0.07)	(0.09)	(0.05)
Total from investment operations	(0.06)	0.12	0.17	0.15	0.19
Less distributions:
Dividends from net investment income	(0.19)	(0.23)	(0.23)	(0.23)	(0.23)
Distributions from net realized capital gains	(0.04)	(0.01)	(0.01)	—	—
Total distributions	(0.23)	(0.24)	(0.24)	(0.23)	(0.23)
Net asset value, end of year	$ 7.27	$ 7.56	$ 7.68	$ 7.75	$ 7.83
Total Return	(0.83)%	1.59%	2.16%	1.95%	2.49%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 547	$ 136	$ 249	$ 287	$ 390
Ratio of expenses to average net assets	1.81%	1.78%	1.79%	1.82%	1.78%
Ratio of net investment income to average net assets	2.72%	3.11%	3.14%	3.06%	3.05%
Portfolio turnover rate	15.50%	4.48%	10.60%	8.09%	1.85%

See footnotes on page 102.

Missouri Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.61	$ 7.78	$ 7.84	$ 7.89	$ 7.94
Income from investment operations:
Net investment income	0.29	0.29	0.31	0.31	0.30
Net realized and unrealized loss on investments	(0.38)	(0.13)	(0.04)	(0.04)	(0.04)
Total from investment operations	(0.09)	0.16	0.27	0.27	0.26
Less distributions:
Dividends from net investment income	(0.28)	(0.28)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gains	(0.04)	(0.05)	(0.02)	(0.01)	(0.01)
Total distributions	(0.32)	(0.33)	(0.33)	(0.32)	(0.31)
Net asset value, end of year	$ 7.20	$ 7.61	$ 7.78	$ 7.84	$ 7.89
Total Return	(1.38)%	2.20%	3.51%	3.39%	3.38%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$24,490	$26,279	$29,097	$31,347	$33,899
Ratio of expenses to average net assets	0.97%	0.94%	0.95%	0.97%	0.94%
Ratio of net investment income to average net assets	3.78%	3.83%	4.03%	3.95%	3.83%
Portfolio turnover rate	2.09%	20.86%	15.02%	—	3.99%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.61	$ 7.77	$ 7.84	$ 7.89	$ 7.95
Income from investment operations:
Net investment income	0.22	0.22	0.24	0.24	0.23
Net realized and unrealized loss on investments	(0.38)	(0.12)	(0.05)	(0.04)	(0.05)
Total from investment operations	(0.16)	0.10	0.19	0.20	0.18
Less distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gains	(0.04)	(0.05)	(0.02)	(0.01)	(0.01)
Total distributions	(0.25)	(0.26)	(0.26)	(0.25)	(0.24)
Net asset value, end of year	$ 7.20	$ 7.61	$ 7.77	$ 7.84	$ 7.89
Total Return	(2.26)%	1.28%	2.58%	2.46%	2.33%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 410	$ 43	$ 44	$ 141	$ 139
Ratio of expenses to average net assets	1.87%	1.84%	1.85%	1.87%	1.84%
Ratio of net investment income to average net assets	2.88%	2.93%	3.13%	3.05%	2.93%
Portfolio turnover rate	2.09%	20.86%	15.02%	—	3.99%

See footnotes on page 102.

New Jersey Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.28	$ 7.37	$ 7.49	$ 7.54	$ 7.60
Income from investment operations:
Net investment income	0.27	0.29	0.30	0.30	0.29
Net realized and unrealized loss on investments	(0.42)	(0.07)	(0.08)	(0.04)	(0.05)
Total from investment operations	(0.15)	0.22	0.22	0.26	0.24
Less distributions:
Dividends from net investment income	(0.26)	(0.29)	(0.30)	(0.30)	(0.29)
Distributions from net realized capital gains	(0.04)	(0.02)	(0.04)	(0.01)	(0.01)
Total distributions	(0.30)	(0.31)	(0.34)	(0.31)	(0.30)
Net asset value, end of year	$ 6.83	$ 7.28	$ 7.37	$ 7.49	$ 7.54
Total Return	(2.23)%	3.04%	2.99%	3.40%	3.28%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$25,680	$30,619	$32,449	$35,209	$43,324
Ratio of expenses to average net assets	1.25%	1.17%	1.15%	1.20%	1.13%
Ratio of net investment income to average net assets	3.75%	4.00%	4.03%	3.95%	3.91%
Portfolio turnover rate	8.46%	21.67%	4.39%	2.53%	—

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.38	$ 7.47	$ 7.59	$ 7.64	$ 7.69
Income from investment operations:
Net investment income	0.22	0.24	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.42)	(0.08)	(0.08)	(0.04)	(0.04)
Total from investment operations	(0.20)	0.16	0.16	0.20	0.20
Less distributions:
Dividends from net investment income	(0.20)	(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.04)	(0.02)	(0.04)	(0.01)	(0.01)
Total distributions	(0.24)	(0.25)	(0.28)	(0.25)	(0.25)
Net asset value, end of year	$ 6.94	$ 7.38	$ 7.47	$ 7.59	$ 7.64
Total Return	(2.87)%	2.22%	2.17%	2.57%	2.58%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 2,927	$ 2,435	$ 3,289	$ 3,453	$ 3,659
Ratio of expenses to average net assets	2.00%	1.92%	1.91%	1.96%	1.90%
Ratio of net investment income to average net assets	3.00%	3.25%	3.28%	3.19%	3.14%
Portfolio turnover rate	8.46%	21.67%	4.39%	2.53%	—

See footnotes on page 102.

New York Fund

	Year Ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$8.07	$8.19	$8.26	$8.27	$8.34
Income from investment operations:
Net investment income	0.32	0.34	0.35	0.33	0.35
Net realized and unrealized loss on investments	(0.40)	(0.12)	(0.06)	(0.01)	(0.06)
Total from investment operations	(0.08)	0.22	0.29	0.32	0.29
Less distributions:
Dividends from net investment income	(0.32)	(0.34)	(0.34)	(0.33)	(0.34)
Distributions from net realized capital gains	(0.04)	ø	(0.02)	øø	(0.02)
Total distributions	(0.36)	(0.34)	(0.36)	(0.33)	(0.36)
Net asset value, end of year	$7.63	$8.07	$8.19	$8.26	$8.27
Total Return	(1.19)%	2.76%	3.61%	3.96%	3.60%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$57,937	$60,746	$63,794	$69,563	$71,698
Ratio of expenses to average net assets	0.89%	0.85%	0.88%	0.90%	0.88%
Ratio of net income to average net assets	4.04%	4.22%	4.25%	4.03%	4.18%
Portfolio turnover rate	0.38%	16.19%	—	10.47%	—

	Year Ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$8.08	$8.20	$8.27	$8.29	$8.35
Income from investment operations:
Net investment income	0.25	0.27	0.27	0.26	0.27
Net realized and unrealized loss on investments	(0.41)	(0.13)	(0.05)	(0.02)	(0.04)
Total from investment operations	(0.16)	0.14	0.22	0.24	0.23
Less distributions:
Dividends from net investment income	(0.24)	(0.26)	(0.27)	(0.26)	(0.27)
Distributions from net realized capital gains	(0.04)	ø	(0.02)	øø	(0.02)
Total distributions	(0.28)	(0.26)	(0.29)	(0.26)	(0.29)
Net asset value, end of year	$7.64	$8.08	$8.20	$8.27	$8.29
Total Return	(2.07)%	1.83%	2.68%	2.91%	2.79%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$4,952	$4,110	$4,905	$4,994	$5,732
Ratio of expenses to average net assets	1.79%	1.75%	1.78%	1.80%	1.78%
Ratio of net investment income to average net assets	3.14%	3.32%	3.35%	3.13%	3.28%
Portfolio turnover rate	0.38%	16.19%	—	10.47%	—

See footnotes on page 102.

North Carolina Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$7.68	$7.86	$7.94	$8.05	$8.14
Income from investment operations:
Net investment income	0.26	0.27	0.27	0.29	0.29
Net realized and unrealized loss on investments	(0.27)	(0.12)	(0.02)	(0.10)	(0.07)
Total from investment operations	(0.01)	0.15	0.25	0.19	0.22
Less distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.27)	(0.28)	(0.28)
Distributions from net realized capital gains	—	(0.07)	(0.06)	(0.02)	(0.03)
Total distributions	(0.25)	(0.33)	(0.33)	(0.30)	(0.31)
Net asset value, end of year	$7.42	$7.68	$7.86	$7.94	$8.05
Total Return	(0.19)%	1.95%	3.14%	2.45%	2.82%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$11,901	$12,799	$15,471	$16,781	$19,856
Ratio of expenses to average net assets	1.38%	1.29%	1.28%	1.24%	1.19%
Ratio of net investment income to average net assets	3.39%	3.46%	3.51%	3.60%	3.55%
Portfolio turnover rate	2.86%	5.17%	29.32%	—	7.93%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$7.67	$7.86	$7.94	$8.04	$8.13
Income from investment operations:
Net investment income	0.20	0.21	0.22	0.23	0.22
Net realized and unrealized loss on investments	(0.26)	(0.13)	(0.03)	(0.09)	(0.06)
Total from investment operations	(0.06)	0.08	0.19	0.14	0.16
Less distributions:
Dividends from net investment income	(0.19)	(0.20)	(0.21)	(0.22)	(0.22)
Distributions from net realized capital gains	—	(0.07)	(0.06)	(0.02)	(0.03)
Total distributions	(0.19)	(0.27)	(0.27)	(0.24)	(0.25)
Net asset value, end of year	$7.42	$7.67	$7.86	$7.94	$8.04
Total Return	(0.87)%	1.06%	2.37%	1.82%	2.06%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$865	$471	$1,142	$1,414	$3,012
Ratio of expenses to average net assets	2.13%	2.04%	2.03%	1.99%	1.94%
Ratio of net investment income to average net assets	2.64%	2.71%	2.76%	2.85%	2.80%
Portfolio turnover rate	2.86%	5.17%	29.32%	—	7.93%

See footnotes on page 102.

Ohio Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$7.82	$7.90	$8.01	$8.10	$8.14
Income from investment operations:
Net investment income	0.28	0.31	0.31	0.32	0.31
Net realized and unrealized loss on investments	(0.37)	(0.09)	(0.09)	(0.07)	(0.02)
Total from investment operations	(0.09)	0.22	0.22	0.25	0.29
Less distributions:
Dividends from net investment income	(0.27)	(0.30)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gains	(0.02)	—	(0.02)	(0.03)	(0.02)
Total distributions	(0.29)	(0.30)	(0.33)	(0.34)	(0.33)
Net asset value, end of year	$7.44	$7.82	$7.90	$8.01	$8.10
Total Return	(1.27)%	2.84%	2.78%	3.09%	3.69%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$82,156	$94,031	$100,686	$107,587	$114,544
Ratio of expenses to average net assets	0.90%	0.86%	0.87%	0.89%	0.87%
Ratio of net investment income to average net assets	3.58%	3.95%	3.94%	3.92%	3.88%
Portfolio turnover rate	24.32%	8.54%	7.15%	4.57%	—

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$7.87	$7.95	$8.06	$8.15	$8.18
Income from investment operations:
Net investment income	0.21	0.24	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.37)	(0.09)	(0.09)	(0.06)	(0.01)
Total from investment operations	(0.16)	0.15	0.15	0.18	0.23
Less distributions:
Dividends from net investment income	(0.20)	(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.02)	—	(0.02)	(0.03)	(0.02)
Total distributions	(0.22)	(0.23)	(0.26)	(0.27)	(0.26)
Net asset value, end of year	$7.49	$7.87	$7.95	$8.06	$8.15
Total Return	(2.14)%	1.90%	1.84%	2.15%	2.87%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,477	$670	$844	$922	$1,005
Ratio of expenses to average net assets	1.80%	1.76%	1.77%	1.79%	1.77%
Ratio of net investment income to average net assets	2.68%	3.05%	3.04%	3.02%	2.98%
Portfolio turnover rate	24.32%	8.54%	7.15%	4.57%	—

See footnotes on page 102.

Oregon Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.68	$ 7.83	$ 7.87	$ 7.91	$ 7.94
Income from investment operations:
Net investment income	0.30	0.31	0.32	0.31	0.32
Net realized and unrealized loss on investments	(0.33)	(0.10)	(0.04)	(0.03)	(0.03)
Total from investment operations	(0.03)	0.21	0.28	0.28	0.29
Less distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gains	(0.01)	(0.06)	(0.01)	(0.01)	(0.01)
Total distributions	(0.30)	(0.36)	(0.32)	(0.32)	(0.32)
Net asset value, end of year	$ 7.35	$ 7.68	$ 7.83	$ 7.87	$ 7.91
Total Return	(0.44)%	2.79%	3.75%	3.53%	3.73%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$42,632	$46,168	$49,862	$53,109	$56,182
Ratio of expenses to average net assets	0.94%	0.90%	0.92%	0.92%	0.91%
Ratio of net investment income to average net assets	3.89%	4.00%	4.10%	3.97%	4.00%
Portfolio turnover rate	—	3.27%	16.84%	4.88%	1.92%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$ 7.67	$ 7.82	$ 7.86	$ 7.90	$ 7.93
Income from investment operations:
Net investment income	0.23	0.24	0.25	0.24	0.24
Net realized and unrealized loss on investments	(0.33)	(0.10)	(0.04)	(0.03)	(0.02)
Total from investment operations	(0.10)	0.14	0.21	0.21	0.22
Less distributions:
Dividends from net investment income	(0.22)	(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.01)	(0.06)	(0.01)	(0.01)	(0.01)
Total distributions	(0.23)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of year	$ 7.34	$ 7.67	$ 7.82	$ 7.86	$ 7.90
Total Return	(1.33)%	1.87%	2.82%	2.60%	2.81%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$ 2,473	$ 1,298	$ 1,314	$ 1,282	$ 1,641
Ratio of expenses to average net assets	1.84%	1.80%	1.82%	1.82%	1.81%
Ratio of net investment income to average net assets	2.99%	3.10%	3.20%	3.07%	3.10%
Portfolio turnover rate	—	3.27%	16.84%	4.88%	1.92%

See footnotes on page 102.

Pennsylvania Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$7.72	$7.84	$7.93	$8.03	$8.09
Income from investment operations:
Net investment income	0.26	0.27	0.27	0.28	0.27
Net realized and unrealized loss on investments	(0.32)	(0.14)	(0.04)	(0.10)	(0.05)
Total from investment operations	(0.06)	0.13	0.23	0.18	0.22
Less distributions:
Dividends from net investment income	(0.26)	(0.25)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gains	—	—	(0.06)	(0.01)	(0.01)
Total distributions	(0.26)	(0.25)	(0.32)	(0.28)	(0.28)
Net asset value, end of year	$7.40	$7.72	$7.84	$7.93	$8.03
Total Return	(0.91)%	1.69%	3.02%	2.34%	2.72%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$12,467	$14,428	$16,906	$18,548	$19,721
Ratio of expenses to average net assets	1.49%	1.35%	1.43%	1.48%	1.36%
Ratio of net investment income to average net assets	3.42%	3.50%	3.45%	3.54%	3.32%
Portfolio turnover rate	11.29%	—	2.98%	18.95%	5.34%

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$7.70	$7.82	$7.91	$8.01	$8.07
Income from investment operations:
Net investment income	0.21	0.21	0.21	0.22	0.21
Net realized and unrealized loss on investments	(0.33)	(0.14)	(0.04)	(0.10)	(0.05)
Total from investment operations	(0.12)	0.07	0.17	0.12	0.16
Less distributions:
Dividends from net investment income	(0.19)	(0.19)	(0.20)	(0.21)	(0.21)
Distributions from net realized capital gains	—	—	(0.06)	(0.01)	(0.01)
Total distributions	(0.19)	(0.19)	(0.26)	(0.22)	(0.22)
Net asset value, end of year	$7.39	$7.70	$7.82	$7.91	$8.01
Total Return	(1.59)%	0.94%	2.26%	1.58%	1.96%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,154	$557	$785	$913	$1,100
Ratio of expenses to average net assets	2.24%	2.11%	2.18%	2.23%	2.11%
Ratio of net investment income to average net assets	2.67%	2.74%	2.70%	2.79%	2.57%
Portfolio turnover rate	11.29%	—	2.98%	18.95%	5.34%

See footnotes on page 102.

South Carolina Fund

	Year ended September 30,
CLASS A	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$8.01	$8.16	$8.19	$8.18	$8.23
Income from investment operations:
Net investment income	0.32	0.32	0.32	0.32	0.31
Net realized and unrealized gain (loss) on investments	(0.49)	(0.10)	(0.03)	0.03	0.05
Total from investment operations	(0.17)	0.22	0.29	0.35	0.36
Less distributions:
Dividends from net investment income	(0.31)	(0.32)	(0.32)	(0.32)	(0.30)
Distributions from net realized capital gains	(0.02)	(0.05)	—	(0.02)	(0.11)
Total distributions	(0.33)	(0.37)	(0.32)	(0.34)	(0.41)
Net asset value, end of year	$7.51	$8.01	$8.16	$8.19	$8.18
Total Return	(2.29)%	2.70%	3.62%	4.23%	4.51%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$57,619	$62,402	$70,937	$75,442	$76,913
Ratio of expenses to average net assets	0.90%	0.87%	0.88%	0.91%	0.91%
Ratio of net investment income to average net assets	4.00%	4.03%	4.00%	3.89%	3.77%
Portfolio turnover rate	—	8.67%	9.93%	—	—

	Year ended September 30,
CLASS C	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$8.01	$8.15	$8.19	$8.18	$8.23
Income from investment operations:
Net investment income	0.25	0.25	0.25	0.25	0.23
Net realized and unrealized gain (loss) on investments	(0.49)	(0.09)	(0.04)	0.02	0.06
Total from investment operations	(0.24)	0.16	0.21	0.27	0.29
Less distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.25)	(0.24)	(0.23)
Distributions from net realized capital gains	(0.02)	(0.05)	—	(0.02)	(0.11)
Total distributions	(0.26)	(0.30)	(0.25)	(0.26)	(0.34)
Net asset value, end of year	$7.51	$8.01	$8.15	$8.19	$8.18
Total Return	(3.16)%	1.90%	2.57%	3.30%	3.58%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$4,721	$3,895	$4,026	$4,939	$5,200
Ratio of expenses to average net assets	1.80%	1.77%	1.78%	1.81%	1.81%
Ratio of net investment income to average net assets	3.10%	3.13%	3.10%	2.99%	2.87%
Portfolio turnover rate	—	8.67%	9.93%	—	—

*	During the periods stated, Seligman (the Fund’s investment manager prior to November 7, 2008) voluntarily waived portions of its management fees and/or reimbursed expenses. Absent such reimbursements/waivers, returns would have been lower.
**	Capital gain of $0.001 per share was paid.
‡	Capital gain of $0.004 per share was paid.
ø	Capital gain of $0.003 per share was paid.
øø	Capital gain of $0.002 per share was paid.

How to Contact Us

The Funds

Write	Corporate Communications/Investor Relations Department Ameriprise Financial, Inc. 200 Ameriprise Financial Center Minneapolis, Minnesota 55474

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Account Services

Write	Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

For investments into an account	P.O. Box 9766 Providence, RI 02940-9766

For non-investment inquiries	P.O. Box 9759 Providence, RI 02940-9759

For matters requiring overnight delivery	101 Sabin St. Pawtucket, RI 02860

Phone	Non-Retirement Accounts Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Retirement Plan Services Toll-free (800) 445-1777

24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

You will have instant access to price, yield, account balance, most recent transaction, and other information.

For More Information

The information below is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

The Statements of Additional Information (SAIs) contain additional information about the Funds. They are on file with the Securities and Exchange Commission, or SEC, and are incorporated by reference into (are legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. In the Funds’ Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year. Each Fund’s SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about the Funds, including the Prospectus and SAIs, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 551-8090. The SAIs, Prospectus, Annual/Semi-Annual Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Numbers:

Seligman Municipal Fund Series, Inc.:

811-3828

Seligman Municipal Series Trust:

811-4250

Seligman New Jersey Municipal Fund, Inc.:

811-5126

Seligman Pennsylvania Municipal Fund Series:

811-4666

SELIGMAN MUNICIPAL FUND SERIES, INC.

(the “Series”)

National Fund, Colorado Fund, Georgia Fund, Louisiana Fund, Maryland Fund,

Massachusetts Fund, Michigan Fund, Minnesota Fund, Missouri Fund, New York Fund,

Ohio Fund, Oregon Fund and South Carolina Fund

(each, a “Fund” and collectively, the “Funds”)

Statement of Additional Information

February 2, 2009

200 Ameriprise Financial Center

Minneapolis, MN 55474

(212) 850-1864

Toll Free Telephone: (800) 221-2450

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments” or “investment manager”), investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of each of the Funds having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Series (on behalf of each of the Funds), RiverSource Investments is the new investment manager of the Series effective November 7, 2008.

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the Series’ current Prospectus, dated February 2, 2009 (the “Prospectus”), offering Class A shares and Class C shares of the Funds. This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the above address or telephone numbers.

The financial statements and notes included in the Annual Report of the Series, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the “Board”), and the same policies and procedures. Although the Seligman funds, including the Series, share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds.

The Series is governed by a Board that meets regularly to review a wide variety of matters affecting the Funds. Detailed information about fund governance, the funds’ investment manager, RiverSource Investments, and other aspects of fund management can be found by referencing the Table of Contents below.

The website references in this SAI are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this SAI.

TEA1A

2

Series History

The Series was incorporated in Maryland on August 8, 1983. As of November 7, 2008, the Series is a part of the RiverSource complex of funds. The RiverSource complex of funds includes a comprehensive array of funds managed by RiverSource Investments, including the Series and the other Seligman mutual funds.

Description of the Funds and their Investments and Risks

Classification

The Series is a non-diversified, open-end management investment company, or mutual fund, consisting of thirteen separate funds (collectively, the “Funds”), which are:

National Municipal Class (“National Fund”)

Colorado Municipal Class (“Colorado Fund”)

Georgia Municipal Class (“Georgia Fund”)

Louisiana Municipal Class (“Louisiana Fund”)

Maryland Municipal Class (“Maryland Fund”)

Massachusetts Municipal Class (“Massachusetts Fund”)

Michigan Municipal Class (“Michigan Fund”)

Minnesota Municipal Class (“Minnesota Fund”)

Missouri Municipal Class (“Missouri Fund”)

New York Municipal Class (“New York Fund”)

Ohio Municipal Class (“Ohio Fund”)

Oregon Municipal Class (“Oregon Fund”)

South Carolina Municipal Class (“South Carolina Fund”)

Investment Strategies and Risks

The following information regarding the Funds’ investments and risks supplements the information contained in the Prospectus.

The Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local income taxes, to the extent consistent with the preservation of capital and with consideration given to opportunities for capital gain. Such income could however be subject to the federal alternative minimum tax, as well as any applicable state alternative minimum tax.

Each Fund is expected to invest principally, without percentage limitations, in municipal securities, which on the date of purchase are rated within the four highest rating categories of Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”). Municipal securities rated in these categories are commonly referred to as investment grade. Each Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, a Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated “BBB” by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and repay principal than bonds in higher rating categories and bonds rated Baa by Moody’s lack outstanding investment characteristics and in fact have speculative characteristics according to Moody’s. Municipal securities in the fourth rating category of S&P or Moody’s will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

3

The Funds, other than the National Fund, invest primarily in the municipal securities issued by a single state and political sub-divisions of that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state’s tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Funds may invest a higher percentage of their respective assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, these Funds may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

In addition, any of the Funds may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund’s shares to change more than the values of funds’ shares that invest in more diversified investments. The yields on the securities in which the Funds invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Funds more vulnerable to that state’s economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or repay principal or securities in which the Funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of a Fund’s investment objectives and structure might be necessary in the future due to market or other conditions or events that may result from future changes in the tax laws or the status of the state income tax exemption for interest on municipal securities, including recent legal actions challenging the same.

Municipal Securities. Municipal securities include short-term notes, commercial paper, and intermediate and long-term bonds issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes and in certain instances, applicable state or local income taxes. Municipal securities are traded primarily in the over-the-counter market. A Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (“1940 Act”), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is

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regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Funds invest principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds (“IDBs”) are issued by or on behalf of public authorities to obtain funds to provide various privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are “general obligation” and “revenue.” General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Funds may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal notes include:

1.	Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

2.	Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal commercial paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. A Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that a Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or insurer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or (2) the period remaining until the obligation’s next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

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Tender Option Bonds. Tender option bonds are securities that are similar to variable rate demand obligations. Tender options bonds are tax-exempt obligations in the form of custodial receipts that are issued by a trust based on underlying collateral of a longer-term tax-exempt bond or bonds of a single issuer, less certain fees paid to the sponsor, usually a bank, broker-dealer or other financial institution. Tender option bonds are variable rate securities whose rates are reset periodically, linked to prevailing short-term interest rates. Tender option bonds incorporate a feature that permits the holder to tender them at par plus accrued interest at each rate-reset period, thereby effectively creating a demand obligation. Based on the tender option, the Funds will treat tender option bonds as having a maturity shorter than the stated final maturity of the underlying bonds.

Risks associated with tender option bonds include the risk that the holder of such instruments may not be considered the owner for federal income tax purposes and thus will not be permitted to treat any income derived from the tender option bond as exempt from federal income taxes. Certain defaults or credit rating downgrades might impair the ability of the holder to tender these securities back to the trust or liquidity provider, with the result that the tender option bonds could become illiquid.

A Fund will purchase tender option bonds only where the investment manager is satisfied that the credit risk of the underlying bonds is appropriate for that Fund and believes that the custody and tender option arrangements will not adversely affect the tax-exempt status of the securities. Based on the tender option bond arrangements, the investment manager expects to be able to value the securities at par, although the instrument will be monitored to assure that it is valued at fair value.

Participation Interests. From time to time, a Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. A Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand for all or any part of the Fund’s participation interest in the municipal security, plus accrued interest. Each Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by a Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Funds currently do not purchase participation interests and have no current intention of doing so.

When-Issued Securities. Each Fund may purchase municipal securities on a “when-issued” basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer’s purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. A Fund may purchase a municipal security on a when-issued basis with or without the intention of actually acquiring the securities and may sell these securities before the purchase settlement date if it is deemed advisable.

When investing in when-issued securities, cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments will be segregated at the Funds’ custodian in connection with any purchase of when-issued securities, and is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. A Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of securities (those segregated or otherwise) or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund’s payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in each Fund are subject to changes in market value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund’s assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

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Municipal securities of the territories and possessions of the United States. Each Fund may invest in municipal securities of territories and possessions of the United States, such as Puerto Rico, Guam and the Virgin Islands. Adverse market, political, economic or other conditions or developments within these territories or possessions may negatively affect the value of a Fund’s holdings in such obligations. The respective factors affecting the territories or possessions listed above may include, but are not limited to, the following:

•

Puerto Rico. Puerto Rico’s economy is based on manufacturing, services and tourism and generally parallels the US economy. Historically, Puerto Rico’s economy has benefited from tax incentives contained in the Internal Revenue Code that allowed tax credits to US corporations operating in Puerto Rico. However, these incentives were phased out in 2006. This may decrease Puerto Rico’s competitive advantage for attracting new businesses in the future. Economic difficulties in the United States and natural disasters in Puerto Rico could have a negative effect on the overall economy of Puerto Rico.

•

Guam. Guam’s economy is dependent on revenues from tourism, the US military and service industries. Its employment is concentrated in federal and local government jobs. A decrease in US operations and natural disasters in Guam may have a negative impact on Guam’s economy.

•

Virgin Islands. The Virgin Islands’ economy is heavily dependent on tourism for both revenue and employment. Economic difficulties in the United States and natural disasters in the Virgin Islands could have a negative impact on the tourism industry and, in turn, the overall economy of the Virgin Islands.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (“1933 Act”)) and other securities that are not readily marketable. Each Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act, and the Series’ Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Taxable Investments. Under normal market conditions, each Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and (except for the National Fund) regular, personal income tax of its designated state. Such interest, however, may be subject to the federal alternative minimum tax and any applicable state alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of a Fund’s net assets.

Except as otherwise specifically noted above, the Funds’ investment strategies are not fundamental and a Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fundamental Restrictions

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of a Fund. Under these policies, a Fund may not:

•

Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). A Fund will not purchase additional portfolio securities if such Fund has outstanding borrowings in excess of 5% of the value of its total assets;

•	Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

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•

Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;

•

As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed by the US Government or its agencies or instrumentalities);

•

Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund’s obligations under its deferred compensation plan for directors;

•

Purchase or hold any real estate, including limited partnership interests on real property, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

•

Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

•	Write or purchase put, call, straddle or spread options; purchase securities on margin or sell “short”; or underwrite the securities of other issuers;

•	Purchase or sell commodities or commodity contracts; or

•

Make loans except to the extent that the purchase of notes, bonds or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans. No Fund has a present intention of entering into repurchase agreements.

A Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders’ meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The Funds will provide shareholders with at least 60 days prior notice of any change in a Fund’s investment strategy of investing at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. Such notice will be provided in plain English in a separate written document and will contain the following prominent statement, in bold-face type: “Important Notice Regarding Change in Investment Policy.” This prominent statement will also appear on the envelope in which the notice is delivered or, if the notice is delivered separately from other communications to shareholders, such statement will appear either on the notice or on the envelope in which the notice is delivered. This policy is not fundamental.

Temporary Defensive Position

In an attempt to respond to adverse market, economic or political conditions, if, in the judgment of a Fund, municipal securities satisfying a Fund’s investment objectives may not be purchased, a Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not regular personal state income taxes. Such securities would include those described under “Municipal Securities” above that would otherwise meet a Fund’s objectives.

Also, under the conditions discussed above, a Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the US Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated “Aa3” or better by Moody’s or “AA-” or better by S&P); prime commercial paper (rated “P-1” by Moody’s or “A-1+/A-1” by

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S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish a Fund’s objective in relation to anticipated movements in the general level of interest rates but a Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities. A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation.

The portfolio turnover rates for each Fund for the fiscal years ended September 30, 2008 and 2007 were: National – 15.97% and 28.55%; Colorado – 18.08% and 10.86%; Georgia – -0-% and 6.42%; Louisiana – 25.43% and 11.58%; Maryland – -0-% and 4.57%; Massachusetts – 3.78% and 6.81%; Michigan – -0-% and 11.33%; Minnesota – 15.50% and 4.48%; Missouri – 2.09% and 20.86%; New York – 0.38% and 16.19%; Ohio – 24.32% and 8.54%; Oregon – -0-% and 3.27%; and South Carolina – -0-% and 8.67%. The fluctuation in portfolio turnover rates of certain Funds during the fiscal years ended September 30, 2008 and 2007 resulted from conditions in the specific state and/or the bond market in general. A Fund’s portfolio turnover rate will not be a limiting factor when a Fund deems it desirable to sell or purchase securities.

Disclosure of Portfolio Holdings

The Funds’ full portfolio holdings, as well as portfolio weightings, are published quarterly, generally no sooner than 15 calendar days after the end of each calendar quarter on the website of the Funds’ distributor, RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”) (www.seligman.com). In addition, the Funds’ top 10 holdings and the aggregate weighting of the top 10 holdings are published monthly, generally no sooner than 5 days after the end of each month. Employees may freely distribute the Funds’ portfolio holdings information described above to third parties the day after such information appears on the distributor’s website. The foregoing monthly and quarterly information will remain available on the distributor’s website for at least 5 months from the end of the period shown.

In accordance with the policies and procedures approved by the Series’ Board of Directors, the Funds’ portfolio holdings may be disclosed to certain parties prior to their public release if the disclosure is intended for research or other legitimate business purposes and the recipient is subject to a duty of confidentiality. Disclosures of portfolio holdings for such purposes (which may be on-going) are considered on a case-by-case basis, and the Funds’ procedures require the prior written approval of the Chief Investment Officer of RiverSource Investments (or its designee) and the Funds’ Chief Compliance Officer (“CCO”) with respect to disclosures intended for research purposes, and the President of RiverSource Investments or the President of the distributor (or their respective designees) and the Funds’ CCO with respect to disclosures intended for legitimate business purposes. In connection with the CCO’s review and approval, the CCO considers whether such disclosure is in the best interests of the Funds. If prior approval is granted, the recipient must enter into a written agreement prior to the release of the Funds’ portfolio holdings information that includes, among other things, a requirement that the holdings be kept confidential and places limits on the use of the information for trading purposes. The CCO, who reports directly to the Series’ Board of Directors regarding compliance with the Funds’ policies, and RiverSource Investments’ Chief Compliance Officer monitor compliance with this policy.

In addition, the Funds’ policies expressly permit RiverSource Investments’ employees to release the Funds’ holdings information without a confidentiality agreement as necessary to facilitate the execution of securities transactions or to respond to questions about RiverSource Investments’ views on individual securities or whether the Funds own or do not own a particular security, provided that individual securities weightings will not be disclosed unless such weightings are otherwise provided in the quarterly disclosure noted above. Portfolio managers (or their designees)

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may also disclose certain information about individual securities or information about a particular investment style on an occasional basis to third parties for research purposes, provided that the information does not include the name of the Funds or the weightings of particular securities unless otherwise provided in the quarterly disclosure noted above. The Funds may also permit their auditors to have access to the Funds’ portfolio holdings as necessary in connection with their auditing services.

Currently, RiverSource Investments has entered into ongoing arrangements to disclose the Funds’ portfolio holdings prior to the public disclosure of such information with the following third party research provider: Standard & Poor’s Securities Evaluations, Inc. The portfolio holdings are released to these research providers on an as-needed basis (including daily, if necessary). In addition, RiverSource Investments discloses the Funds’ portfolio holdings to State Street Bank and Trust Company (“SSBT”) in connection with back-office, custodial and/or administrative services provided by SSBT. RiverSource Investments discloses portfolio holdings to the third parties listed above on a daily basis. Accordingly, the time elapsed between the date of such information and the date of its disclosure is generally less than 24 hours.

All of the above mentioned disclosures have been approved and are made pursuant to the terms of confidentiality agreements or provisions that prohibit the disclosure and restrict the use of the holdings information. No compensation is received by any party in consideration of the disclosure of the Funds’ portfolio holdings pursuant to these arrangements.

Management of the Series

Board Members and Officers

Shareholders elect a Board that oversees the Funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

On November 7, 2008, RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial, announced the closing of its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously elected (at a special meeting held on November 3, 2008) ten new directors (collectively, the “New Board Members”), the New Board Members took office on November 7, 2008. The New Board Members are: Kathleen Blatz, Arne H. Carlson, Pamela G. Carlton, Patricia M. Flynn, Anne P. Jones, Jeffrey Laikind, Stephen R. Lewis, Jr., Catherine James Paglia, Alison Taunton-Rigby and William F. Truscott. Messrs. Leroy C. Richie and John F. Maher, who were members of the Board prior to November 7, 2008, will continue to serve on the Board after the Acquisition, which would result in an overall increase from ten directors to 12 directors.

Information with respect to the members of the Board is shown below. Each member oversees 162 portfolios in the fund complex managed by RiverSource Investments, which includes 59 Seligman funds and 103 RiverSource funds. Board members serve until the next regular shareholders’ meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

Independent Board Members

Name, Address, Age	Position with Series and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 54	Board member since November 7, 2008	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	None	Board Governance, Compliance, Investment Review, Joint Audit

Arne H. Carlson 901 S. Marquette Ave. Minneapolis, MN 55402 Age 74	Board member since November 7, 2008	Chair, RiverSource Funds, 1999-2006; former Governor of Minnesota	None	Board Governance, Compliance, Contracts, Executive, Investment Review

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Name, Address, Age	Position with Series and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 54	Board member since November 7, 2008	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	None	Distribution, Investment Review, Joint Audit

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since November 7, 2008	Trustee Professor of Economics and Management, Bentley College; Former Dean, McCallum Graduate School of Business, Bentley College	None	Board Governance, Contracts, Investment Review

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Board member since November 7, 2008	Attorney and Consultant	None	Board Governance, Compliance, Executive, Investment Review, Joint Audit

Jeffrey Laikind, CFA 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Board member since November 7, 2008	Former Managing Director, Shikiar Asset Management	American Progressive Insurance	Distribution, Executive, Investment Review, Joint Audit

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since November 7, 2008	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 64	Board member since 2006	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None	Distribution, Investment Review, Joint Audit

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since November 7, 2008	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 2000	Counsel, Lewis & Munday, P.C., (law firm) since 1987; and Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997.	Digital Ally, Inc., (digital imaging); Infinity, Inc. (oil and gas exploration and production); and OGE Energy Corp. (energy and energy services).	Contracts, Distribution, Investment Review

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 64	Board member since November 7, 2008	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Forester Biotech	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)	Contracts, Distribution, Executive, Investment Review

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Board Member Affiliated With RiverSource Investments*

Name, Address, Age	Position with Series and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 48	Board member and Vice President since November 7, 2008	President – U.S. Asset Management and Chief Investment Officer, Ameriprise Financial, Inc. and President, Chairman of the Board and Chief Investment Officer, RiverSource Investments, LLC since 2005; Director, President and Chief Executive Officer, Ameriprise Certificate Company and; Chairman of the Board, Chief Executive Officer and President, RiverSource Distributors, Inc. since 2006; Senior Vice President – Chief Investment Officer, Ameriprise Financial, Inc.; and Chairman of the Board and Chief Investment Officer, RiverSource Investments, LLC, 2001-2005	None	Investment Review

*	Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the other officers are:

Fund Officers

Name, address, age	Position held with the Series and length of service	Principal occupation during past five years
Patrick T. Bannigan 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 43	President since November 7, 2008	Director and Senior Vice President – Asset Management, Products and Marketing, RiverSource Investments, LLC and; Director and Vice President – Asset Management, Products and Marketing, RiverSource Distributors, Inc. since 2006; Managing Director and Global Head of Product, Morgan Stanley Investment Management, 2004-2006; President, Touchstone Investments, 2002-2004

Michelle M. Keeley 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 44	Vice President since November 7, 2008	Executive Vice President – Equity and Fixed Income, Ameriprise Financial, Inc. and RiverSource Investments, LLC since 2006; Vice President – Investments, Ameriprise Certificate Company since 2003; Senior Vice President – Fixed Income, Ameriprise Financial, Inc., 2002-2006 and RiverSource Investments, LLC, 2004-2006

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Name, address, age	Position held with the Series and length of service	Principal occupation during past five years
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 43	Vice President since November 7, 2008	Vice President – Asset Management and Trust Company Services, RiverSource Investments, LLC since 2006; Vice President – Operations and Compliance, RiverSource Investments, LLC, 2004-2006; Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 49	Vice President, General Counsel and Secretary since November 7, 2008	Vice President and Chief Counsel – Asset Management, Ameriprise Financial, Inc. since 2005; Chief Counsel, RiverSource Distributors, Inc. and Chief Legal Officer and Assistant Secretary, RiverSource Investments, LLC since 2006; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Vice President – Asset Management Compliance, Ameriprise Financial, Inc., 2004-2005; Senior Vice President and Chief Compliance Officer, USBancorp Asset Management, 2002-2004

Lawrence P. Vogel 100 Park Avenue, New York, NY 10017 Age 52	Treasurer since 2000	Treasurer, Seligman Data Corp. since 2000. Senior Vice President, Investment Companies, J. & W. Seligman & Co. Incorporated from 1992 to 2008.

Eleanor T.M. Hoagland 100 Park Avenue, New York, NY 10017 Age 57	Chief Compliance Officer since 2004 and Money Laundering Prevention Officer and Identity Theft Prevention Officer since 2008.	Chief Compliance Officer of each of the investment companies of the Seligman Group of Funds since 2004; Money Laundering Prevention Officer and Identity Theft Prevention Officer of each of the investment companies of the Seligman Group of Funds since November 2008; and Managing Director, J. & W. Seligman & Co. Incorporated and Vice-President of each of the investment companies of the Seligman Group of Funds from 2004 to 2008.

The Board initially approves an investment management services agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts.

As of November 7, 2008, the Board has organized the following committees to facilitate its work (accordingly, no committee meetings have been held prior to such date):

Board Governance Committee. Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the chairperson of the Board in relation to furthering the interests of the Funds and their shareholders on external matters.

Compliance Committee. This committee supports the Funds’ maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Fund or its key service providers; developing and implementing, in coordination with the Funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Funds’ CCO to meet with independent Board members on a regular basis to discuss compliance matters.

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Contracts Committee. This committee reviews and oversees the contractual relationships with service providers and receives and analyzes reports covering the level and quality of services provided under contracts with the Funds. It also advises the Board regarding actions taken on these contracts during the annual review process.

Distribution Committee. This committee reviews and supports product development, marketing, sales activity and practices related to the Funds, and reports to the Board as appropriate.

Executive Committee. This committee acts for the Board between meetings of the Board.

Investment Review Committee. This committee reviews and oversees the management of the Funds’ assets and considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Joint Audit Committee. This committee oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting and oversees the quality and integrity of the Fund’s financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

Beneficial Ownership of Shares

As of December 31, 2008, the Directors beneficially owned shares in the Funds and the RiverSource complex of funds (which includes the Seligman funds) as follows:

Name	Dollar Range of Shares Owned By Directors(1)		Aggregate Dollar Range of Shares Owned by Director in the RiverSource Complex of Funds(*)
	Michigan Fund	National Fund
INDEPENDENT BOARD MEMBERS
Kathleen Blatz	None	None	Over $100,000
Arne H. Carlson	None	None	Over $100,000
Pamela G. Carlton	None	None	$50,001-$100,000
Patricia M. Flynn	None	None	Over $100,000*
Anne P. Jones	None	None	Over $100,000
Jeffrey Laikind	None	None	Over $100,000
Stephen R. Lewis, Jr.	None	None	Over $100,000*
John F. Maher	None	$1-$10,000	Over $100,000*
Catherine James Paglia	None	None	Over $100,000*
Leroy C. Richie	$1-$10,000	None	Over $100,000
Alison Taunton-Rigby	None	None	Over $100,000
AFFILIATED BOARD MEMBERS
William F. Truscott	None	None	Over $100,000

(1)	As of December 31, 2008, none of the Directors beneficially owned shares of the following Funds: Colorado Fund, Georgia Fund, Louisiana Fund, Maryland Fund, Massachusetts Fund, Minnesota Fund, Missouri Fund, New York Fund, Ohio Fund, Oregon Fund and South Carolina Fund.

*	Total includes deferred compensation invested in share equivalents.

Compensation

None of the New Board Members received any compensation from the Series or any of the other Seligman funds for the fiscal year ended September 30, 2008. The New Board Members became Directors of the Series and the other Seligman funds effective November 7, 2008 at the completion of RiverSource Investments’ Acquisition of Seligman. Only Messrs. Maher and Richie were Directors of the Series and the other Seligman funds during the fiscal year ended September 30, 2008. Messrs. Richie and Maher became directors/trustees of the RiverSource funds on November 12, 2008 and December 10, 2008, respectively. Accordingly, they did not receive any compensation from the RiverSource complex of funds during the fiscal year ended September 30, 2008. The “total compensation” received by the New Board Members relates only to the RiverSource-branded funds.

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Name and Position with Series	Aggregate Compensation from Series (1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from Series and Fund Complex Paid to Directors (1)(2)
Kathleen Blatz	N/A	N/A	$163,750
Arne H. Carlson	N/A	N/A	163,750
Pamela G. Carlton	N/A	N/A	151,250
Patricia M. Flynn(3)	N/A	N/A	156,250
Anne P. Jones	N/A	N/A	161,250
Jeffrey Laikind	N/A	N/A	151,250
Stephen R. Lewis, Jr.(3)	N/A	N/A	396,250
John F. Maher(4)	$7,372	N/A	91,500
Catherine James Paglia(3)	N/A	N/A	156,250
Leroy C. Richie	8,291	N/A	103,500
Alison Taunton Rigby	N/A	N/A	153,750

(1)	For the Funds’ fiscal year ended September 30, 2008. Messrs. Maher and Richie did not receive any compensation with respect to the RiverSource-branded funds for the fiscal year ended September 30, 2008. The New Board Members did not receive any compensation from the Seligman-branded funds for the fiscal year ended September 30, 2008.

(2)	At September 30, 2008, which precedes the date that RiverSource Investments acquired Seligman, Messrs. Maher and Richie had oversight responsibilities for the Seligman funds, which consisted of 59 investment companies, including the Series, and the New Board Members had oversight responsibilities of the RiverSource-branded funds, which consisted of 104 investment companies.

(3)	Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total compensation payable during the period in the amount of $74,375, $73,875 and $156,250, respectively.

(4)	Compensation is being deferred.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Fund’s Chief Compliance Officer, Counsel to the independent Board members, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

The independent Board members are paid an annual retainer of $95,000. Committee and sub-committee Chairs each receive an additional annual retainer of $5,000. In addition, independent Board members are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. The Board’s Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the “Deferred Plan”). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and, as available, the Seligman funds, and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

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Code of Ethics

The funds in the RiverSource complex of funds (which includes the Seligman funds), RiverSource Investments, the investment manager for the Seligman funds, and the distributor for the Seligman funds, have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated person of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstances under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Control Persons and Principal Holders of Securities

Control Persons

As of December 31, 2008, there was no person or persons who controlled any of the Funds, either through significant ownership of Fund shares or any other means of control.

Principal Holders

As of December 31, 2008, the following principal holders owned of record 5% or more of the then outstanding shares of capital stock of a Class of shares of the following Funds:

Name and Address	Fund/Class	Percentage of Total Shares Held
MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	National/A	13.00%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	National/A	5.48%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	National/C	14.77%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	National/C	16.17%

Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	National/C	7.99%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Colorado/A	5.85%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Colorado/A	5.47%

Pershing LLC, PO Box 2052, Jersey City, NJ 07303-2052	Colorado/C	41.59%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Colorado/C	21.00%

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MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Colorado/C	11.67%

Raymond James & Associates Inc., FBO Customer Accounts, PO Box 2247, Elizabeth, CO 80107	Colorado/C	8.31%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Georgia/A	14.95%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Georgia /A	6.03%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Georgia/C	47.28%

NFS LLC FEBO M. Hunt, 102 Mitchell Ct, Warner Robins, GA 31093	Georgia/C	14.01%

The Swann Family Trust, 2734 Peachtree Road, Atlanta, GA 30305	Georgia/C	8.90%

Pershing LLC, PO Box 2052, Jersey City, NJ 07303-2052	Georgia/C	6.37%

NFS LLC FEBO N. Ivey, 204 Deerwood Cir., Warner Robins, GA 31088	Georgia/C	5.31%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Louisiana/A	18.52%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Louisiana/A	15.02%

Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	Louisiana/A	12.12%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Louisiana/C	20.23%

Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	Louisiana/C	20.06%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Louisiana/C	17.20%

First Clearing LLC, FBO Accounts, 1070 Rob Mac Road, Ville Platte, LA 70586	Louisiana/C	13.32%

First Clearing LLC, FBO Accounts, 3405 Holly Hill Rd., Lake Charles, LA 70605	Louisiana/C	9.03%

AG Edwards & Sons Inc., FBO Accounts, 1 North Jefferson, St. Louis, MO 63103	Louisiana/C	6.58%

First Clearing LLC, FBO Accounts, 2500 18th St., Lake Charles, LA 70601	Louisiana/C	5.18%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Maryland/A	9.76%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Maryland/A	14.91%

Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	Maryland/A	5.86%

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MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Maryland/C	24.41%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Maryland/C	13.74%

C. Kucera, 60 Linda Ln, Millersville, MS 21108	Maryland/C	7.54%

Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	Massachusetts/A	8.03%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Massachusetts/A	5.37%

NFS LLC FEBO Accounts, 25 Crowningshield Rd., Brookline, MA 02446	Massachusetts/C	14.58%

Janney Montgomery Scott LLC, FBO Accounts, 1801 Market Street, Philadelphia, PA 19103	Massachusetts/C	6.31%

Pershing LLC, PO Box 22052, Jersey City, NJ 07303	Massachusetts/C	5.79%

First Clearing LLC, FBO Accounts, 11 Falcon St., Needham, MA 02492	Massachusetts/C	5.76%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Michigan/A	9.19%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Michigan/C	51.40%

The Hendricksons JT TEN, 1985 Glenvale Drive, SW, Wyoming, MI 49519	Michigan/C	8.83%

NFS LLC FEBO Burrell Trust, 934 Grenoble Drive, Lansing, MI 48917	Michigan/C	5.57%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Minnesota/C	20.05%

UBS Financial Services, Inc., FBO Accounts, 629 2nd Street, Cold Spring, MN 56320	Minnesota/C	12.50%

RBC Capital Markets Corp, FBO Accounts, 3402 22nd Street, St. Cloud, MN 56301	Minnesota/C	6.54%

UBS Financial Services, Inc., FBO Accounts, 1033 Gershwin Avenue North, Oakdale, MN 55128	Minnesota/C	5.95%

Primevest Financial Services FBO Accounts, 400 First Street, St. Cloud, MN 56302	Minnesota/C	5.68%

American Enterprise Investment Services, FBO Accounts, PO Box 9446, Minneapolis, MN 55474	Minnesota/C	5.63%

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MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Missouri/A	8.32%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Missouri/A	5.48%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Missouri/C	25.34%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Missouri/C	52.52%

NFS LLC FEBO Accounts, 1031 Satinwood Ct., Jefferson City, MO 65109	Missouri/C	9.26%

Fahnestock & Co Inc, FBO Accounts, 475 Bardot Drive, Florissant, MO 63031	Missouri/C	6.07%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	New York/C	12.02%

RBC Dain Rauscher FBO Accounts, 201 East 66th Street, New York, NY 10021	New York/C	9.21%

Raymond James & Assoc Inc., FBO Accounts, 25 Eastland Dr., Glen Cove, NY 11542	New York/C	5.75%

Raymond James & Assoc Inc., FBO Accounts, 25 Eastland Dr., Glen Cove, NY 11542	New York/C	5.22%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Ohio/A	8.17%

Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	Ohio/C	26.19%

Linnevers Trust, 32744 Fallhaven Cir., North Ridgeville, OH 44039	Ohio/C	13.93%

NFS LLC FEBO Accounts, 7320 Frederick Pike, Dayton, OH 45414	Ohio/C	9.15%

AG Edwards & Sons Inc, FBO Accounts, One North Jefferson, St. Louis, MO 63103	Ohio/C	6.73%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Ohio/C	6.48%

Robert W. Baird & Co. Inc., 777 East Wisconsin Avenue, Milwaukee, WI 53202	Ohio/C	5.26%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	Oregon/A	7.74%

Davis Trust, 2627 NW Hwy 47, Forest Grove, OR 97116	Oregon/A	6.82%

LPL Financial Services, FBO Accounts, 9785 Towne Centre Drive, San Diego, CA 92121	Oregon/C	23.12%

The Ochs Trust, 441 9th Street, Lake Oswego, OR 97034	Oregon/C	20.02%

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Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	Oregon/C	8.11%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	Oregon/C	6.36%

NFS LLC FEBO Accounts, PO Box 228, Azalea, OR, 97410	Oregon/C	6.64%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	South Carolina/A	10.10%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	South Carolina/A	7.93%

Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	South Carolina/C	24.64%

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	South Carolina/C	13.29%

Cannon Trust, 129 White’s Mill Way, Spartanburg, SC 29307	South Carolina/C	9.62%

Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	South Carolina/C	5.81%

The Arnolds JT TEN, 117 Eagle Pass Dr., Taylors, SC 29687	South Carolina/C	6.62%

Management Ownership

As of December 31, 2008, Directors and officers of the Funds did not own any Class A or Class C shares of the then outstanding shares of capital stock of the Funds, with the exception of the Michigan Fund, National Fund and New York Fund, of which Directors and officers as a group owned less than 1% with respect to these Funds.

Investment Advisory and Other Services

Investment Manager

With the completion of the Acquisition of Seligman by RiverSource Investments and with shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Series and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the Seligman Group of Funds, and is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the Seligman Group of Funds, RiverSource Investments manages investments for the RiverSource funds, itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

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Effective November 7, 2008, the Funds will pay RiverSource Investments a fee for managing its assets. The fee paid to RiverSource Investments will be the same annual fee rate that was paid to Seligman prior to November 7, 2008. Each Fund pays RiverSource Investments a management fee for its services, calculated daily and payable monthly. The management fee is equal to 0.50% per annum, respectively, of each Fund’s average daily net assets. The following chart indicates the management fees paid by each Fund for the fiscal years ended September 30, 2008, 2007 and 2006:

Fund	Fiscal Year Ended	Management Fee Paid ($)
National	9/30/08	$304,747
	9/30/07	327,359
	9/30/06	353,179
Colorado	9/30/08	$157,069
	9/30/07	160,106
	9/30/06	170,798
Georgia	9/30/08	$130,084
	9/30/07	140,819
	9/30/06	153,315
Louisiana	9/30/08	$130,634
	9/30/07	147,468
	9/30/06	168,757
Maryland	9/30/08	$168,641
	9/30/07	177,465
	9/30/06	191,651
Massachusetts	9/30/08	$303,090
	9/30/07	315,843
	9/30/06	343,191
Michigan	9/30/08	$380,250
	9/30/07	439,037
	9/30/06	488,324
Minnesota	9/30/08	$351,237
	9/30/07	375,995
	9/30/06	408,960
Missouri	9/30/08	$131,308
	9/30/07	140,556
	9/30/06	151,253
New York	9/30/08	$332,574
	9/30/07	342,695
	9/30/06	364,734
Ohio	9/30/08	$456,120
	9/30/07	491,337
	9/30/06	525,248
Oregon	9/30/08	$236,911
	9/30/07	248,955
	9/30/06	269,440
South Carolina	9/30/08	$330,349
	9/30/07	363,984
	9/30/06	396,449

The Funds pay all their expenses other than those assumed by the RiverSource Investments, including fees payable to RiverSource Investments for its services under the terms of the Management Agreement, taxes, brokerage commissions and charges in connection with the purchase and sale of assets, premium on the bond required by Rule 17g-1 under the Investment Company Act of 1940, fees and expenses of attorneys (i) it employs in matters not involving the assertion of a claim by a third party against the Series (or a Fund thereof, as the case may be), its Board members and officers, (ii) it employs in conjunction with a claim asserted by the Board against RiverSource

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Investments, except that RiverSource Investments shall reimburse the Funds for such fees and expenses if it is ultimately determined by a court of competent jurisdiction, or RiverSource Investments agrees, that it is liable in whole or in part to the Funds, (iii) it employs to assert a claim against a third party, and (iv) it or RiverSource Investments employs, with the approval of the Board, to assist in the evaluation of certain investments or other matters related to the management of the Funds, fees paid for the qualification and registration for public sale of the securities of the Funds under the laws of the United States and of the several states in which such securities shall be offered for sale, fees of consultants employed by the Series, Board member, officer and employee expenses which shall include fees, salaries, memberships, dues, travel, seminars, pension, profit sharing, and all other benefits paid to or provided for Board members, officers and employees, directors and officers liability insurance, errors and omissions liability insurance, worker’s compensation insurance and other expenses applicable to the Board members, officers and employees, except the Funds will not pay any fees or expenses of any person who is an officer or employee of RiverSource Investments or its affiliates, filing fees and charges incurred by the Series in connection with filing any amendment to its organizational documents, or incurred in filing any other document with the state where the Series is organized or its political subdivisions, organizational expenses of the Funds, expenses incurred in connection with lending portfolio securities of the Funds, expenses properly payable by the Funds and approved by the Board, and other expenses payable by the Funds pursuant to separate agreement of the Series and any of its service providers.

The Management Agreement provides that it is effective on November 7, 2008 and shall continue in full force and effect until November 7, 2010, and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Funds and by a vote of a majority of Directors who are not parties to the Management Agreement or interested persons of any such party). The Management Agreement may be terminated by either the Series or RiverSource Investments at any time by giving the other party 60 days’ written notice of such intention to terminate, provided that any termination shall be made without the payment of any penalty, and provided further that termination may be effected either by the Board or by a vote of the majority of the outstanding voting shares of a Fund. The Management Agreement will terminate automatically in the event of its assignment, as such term is defined in the 1940 Act.

Except for bad faith, intentional misconduct or negligence in regard to the performance of its duties under the Management Agreement, neither RiverSource Investments, nor any of its respective directors, officers, partners, principals, employees, or agents will be liable for any acts or omissions or for any loss suffered by the Series or its shareholders or creditors. Each of RiverSource Investments, and its respective directors, officers, partners, principals, employees and agents, will be entitled to rely, and will be protected from liability in reasonably relying, upon any information or instructions furnished to it (or any of them as individuals) by the Series or its agents which is believed in good faith to be accurate and reliable. RiverSource Investments does not warrant any rate of return, market value or performance of any assets in the Series. Notwithstanding the foregoing, the federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, the Series does not waive any right which it may have under such laws or regulations.

Principal Underwriter

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (an affiliate of RiverSource Investments), located at 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund, the other Seligman mutual funds, as well as the funds in the RiverSource complex of funds. The distributor is an “affiliated person” (as defined in the 1940 Act) of RiverSource Investments, which is itself an affiliated person of the Funds. Those individuals identified above under “Management Information” as directors or officers of both the Funds and the distributor are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated November 7, 2008, subject to the control of the Board of Directors, RiverSource Investments manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities consistent with each Fund’s investment objectives and policies.

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Adminstrative Services

Under an Administrative Services Agreement, effective November 7, 2008, Ameriprise Financial administers certain aspects of the Funds’ business and other affairs at no cost. Ameriprise Financial provides the Funds with such office space, and certain administrative, accounting and other services and executive and other personnel as are necessary for Fund operations. Ameriprise Financial pays all of the compensation of Board members of the Funds who are employees or consultants of RiverSource Investments and of the officers and employees of the Funds. Ameriprise Financial reserves the right to seek Board approval to increase the fees payable by the Funds under the Administrative Services Agreement. However, Ameriprise Financial anticipates that any such increase in fees would be offset by corresponding decreases in advisory fees under the Management Agreement. If an increase in fees under the Administrative Services Agreement would not be offset by corresponding decreases in advisory fees, the affected Fund will inform shareholders prior to the effectiveness of such increase. Ameriprise Financial also provides senior management for Seligman Data Corp. (“SDC”).

Other Investment Advice

No person or persons, other than directors, officers, or employees of RiverSource Investments, regularly advise the Funds or RiverSource Investments with respect to the Funds’ investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of each Fund, as set forth below:

Class A shares:

Amount of Purchase	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Reallowance as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50	3.63	3.00
$250,000 - $499,999	2.50	2.56	2.25
$500,000 - $999,999	2.00	2.04	1.75
$1,000,000 and over	0	0	0

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.

RiverSource Services, Inc., formerly Seligman Services, Inc. (“RiverSource Services”), an affiliate of RiverSource Investments, is a limited purpose broker/dealer. Prior to January 1, 2006, Seligman Services received commissions from certain sales of Fund shares. For the fiscal year ended September 30, 2006 (only through December 31, 2005), Seligman Services received commissions in the following amounts:

Fund	Commissions Paid to Seligman Services
National	$66
Colorado	210
Georgia	-0-
Louisiana	9
Maryland	196
Massachusetts	4
Michigan	34
Minnesota	13
Missouri	43
New York	5,719
Ohio	898
Oregon	-0-
South Carolina	153

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Rule 12b-1 Plan

The Series has adopted an Administration, Shareholder Services and Distribution Plan (“12b-1 Plan”) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, each Fund may pay to the distributor an administration, shareholder services and distribution fee in respect of the Fund’s Class A and Class C shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (“Service Organizations”) for providing distribution assistance with respect to assets invested in the Funds; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Funds, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying the distributor’s costs incurred in connection with its marketing efforts with respect to shares of the Funds. RiverSource Investments may also make similar payments to the distributor from its own resources, which may include the management fee that RiverSource Investments receives from each Fund. Payments made by each Fund under its Rule 12b-1 Plan are intended to be used to encourage sales of shares of such Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of a Fund are allocated between the classes in accordance with a methodology approved by the Series’ Board of Directors. Each Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board of Directors of the Series.

Class A

Under the 12b-1 Plan, each Fund, with respect to Class A shares, is authorized to pay monthly to the distributor a service fee at an annual rate of up to 0.25% of the average daily net asset value of the Class A shares. This fee is used by the distributor exclusively to make payments to Service Organizations which have entered into agreements with the distributor. Such Service Organizations currently receive from the distributor a continuing service fee of up to 0.10% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors and may not be increased from 0.10% without approval of the Directors. The Funds are not obligated to pay the distributor for any such costs it incurs in excess of the fee described above. No expenses incurred in one fiscal year by the distributor with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from that Fund in any other fiscal year. If the 12b-1 Plan is terminated in respect of Class A shares of any Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to the distributor with respect to Class A shares. The total amount paid by each Fund to the distributor in respect of Class A shares for the fiscal year ended September 30, 2008, equivalent to 0.10% per annum of the Class A shares’ average daily net assets, was as follows:

Fund	Total Fees Paid
National	$58,758
Colorado	31,095
Georgia	24,881
Louisiana	25,092
Maryland	31,998
Massachusetts	58,382
Michigan	74,040
Minnesota	69,767
Missouri	25,927
New York	57,994
Ohio	90,035
Oregon	45,073
South Carolina	60,371

Class C

Under the 12b-1 Plan, each Fund, with respect to Class C shares, is authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by the distributor as follows: During the first year following the

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sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class C shares is used, along with any contingent deferred sales charge (“CDSC”) proceeds, to (1) reimburse the distributor for its (A) payment at the time of sale of Class C shares of a 0.75% sales commission to Service Organizations or, (B) ongoing payment of 0.75% of the average daily net assets attributable to such Class C shares to Service Organizations who elect not to receive a time of sale payment, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of the distributor. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse the distributor for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class C shares to those Service Organizations who elect not to receive a time of sale payment. The payment of service fees to the distributor is limited to amounts the distributor actually paid to Service Organizations as service fees at either the time of sale or the ongoing services fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Funds. The total amount paid by each Fund to the distributor in respect of Class C shares for the fiscal year ended September 30, 2008, equivalent to 1% per annum of the average daily net assets of Class C and Class D shares, which was converted to Class C shares on May 16, 2008, was as follows:

Fund	Total Fees Paid
National	$26,272
Colorado	4,194
Georgia	12,126
Louisiana	10,379
Maryland	14,729
Massachusetts	27,034
Michigan	23,468
Minnesota	5,100
Missouri	3,785
New York	64,006
Ohio	13,674
Oregon	23,842
South Carolina	51,995

The amounts expended by the distributor in any one year with respect to Class C shares of the Funds may exceed the 12b-1 fees paid by the Funds in that year. The 12b-1 Plan permits expenses incurred by the distributor in respect to Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2008, the distributor incurred the following amounts of expenses in respect of each Fund’s Class C shares and Class D shares that were not reimbursed from amounts received from each Fund’s 12b-1 Plan:

Fund	Amount of Unreimbursed Expenses Incurred With Respect to Class C and Class D Shares	% of the Net Assets of Class C and Class D shares at September 30, 2008
National	$360,842	16.52%
Colorado	68,459	6.87
Georgia	141,283	13.83
Louisiana	81,577	8.12
Maryland	82,511	5.44
Massachusetts	206,456	8.10
Michigan	119,858	6.24
Minnesota	78,789	14.41
Missouri	57,368	14.00
New York	198,705	4.01
Ohio	84,616	5.73
Oregon	125,504	5.07
South Carolina	285,917	6.06

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If the 12b-1 Plan is terminated in respect to Class C shares of the Funds, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to the distributor with respect to Class C shares.

Payments made by the Funds under the 12b-1 Plan in respect of Class A shares and Class C shares for the fiscal year ended September 30, 2008, were spent on the following activities in the following amounts:

Fund/Class	Compensation To Underwriters	Compensation To Broker/Dealers
National/A	$-0-	$58,758
National/C*	2,562	23,710
Colorado/A	$-0-	$31,095
Colorado/C*	870	3,324
Georgia/A	$-0-	$24,881
Georgia/C*	871	11,255
Louisiana/A	$-0-	$25,092
Louisiana/C*	600	9,779
Maryland/A	$-0-	$31,998
Maryland/C*	769	13,960
Massachusetts/A	$-0-	$58,382
Massachusetts/C*	4,354	22,680
Michigan/A	$-0-	$74,040
Michigan/C*	646	22,822
Minnesota/A	$-0-	$69,767
Minnesota/C*	551	4,549
Missouri/A	$-0-	$25,927
Missouri/C*	661	3,124
New York/A	$-0-	$57,994
New York/C*	7,688	56,318
Ohio/A	$-0-	$90,035
Ohio/C*	3,310	10,364
Oregon/A	$-0-	$45,073
Oregon/C*	1,746	22,096
South Carolina/A	$-0-	$60,371
South Carolina/C*	4,198	47,797

*	Includes payments with respect to Class C shares and Class D shares, which converted to Class C shares on May 16, 2008.

The 12b-1 Plan was initially approved on July 16, 1992 by the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (“Qualified Directors”) and was approved by shareholders of the Funds on November 23, 1992. The 12b-1 Plan became effective on January 1, 1993. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on

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June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of each Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Directors and the Qualified Directors in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Funds shall provide to the Directors, and the Directors shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not “interested persons” of the Funds be made by such disinterested Directors. The 12b-1 Plans are reviewed by the Directors annually.

RiverSource Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor. As such, it receives compensation pursuant to each Fund’s 12b-1 Plan for providing personal services and account maintenance to such accounts. For the fiscal year ended September 30, 2008, Seligman Services (currently known as RiverSource Services) received service fees pursuant to each Fund’s 12b-1 Plan as follows:

Fund	Service Fees Paid to Seligman Services
National	$5,613
Colorado	2,000
Georgia	1,160
Louisiana	1,590
Maryland	1,507
Massachusetts	2,116
Michigan	2,468
Minnesota	1,993
Missouri	1,068
New York	10,184
Ohio	4,685
Oregon	307
South Carolina	1,937

Other Service Providers

The Seligman funds have entered into an agreement with Board Services Corporation (“Board Services”) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

SDC, which is owned by certain other Seligman investment companies, is the shareholder service agent and dividend-paying agent for the Funds. SDC charges the Funds at cost for its services. These costs may include amounts paid by SDC to financial intermediaries and other third parties who provide sub-transfer agency services. Certain officers and directors of the Series are also officers and directors of SDC. SDC’s address is 100 Park Avenue, New York, New York 10017.

Portfolio Managers

For purposes of this discussion, each member of the portfolio team is referred to as a “portfolio manager.” The following table sets forth certain additional information from that discussed in the Prospectus with respect to the portfolio managers of the Funds. Unless noted otherwise, all information is provided as of September 30, 2008.

Other Accounts Managed by Portfolio Managers. The table below identifies, for each of the portfolio managers, the number of accounts managed (other than the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. None of the accounts noted below have an advisory fee based on the performance of the account. For purposes of

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the table below, each series or portfolio of a registered investment company (other than the Series) is treated as a separate registered investment company.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Thomas G. Moles	7 Registered Investment Companies, one of which includes four portfolios, with approximately $357 million in total assets under management.	0 Pooled Investment Vehicles.	[5] Other Accounts with approximately [$970,000] in total assets under management.

Eileen A. Comerford	7 Registered Investment Companies with approximately $357 million in total assets under management.	0 Pooled Investment Vehicles.	[3] Other Accounts with approximately [$820,000] in total assets under management.

Compensation/Material Conflicts of Interest. Set forth below is an explanation of the structure of, and method(s) used to determine portfolio manager compensation. Also set forth below is an explanation of material conflicts of interest that may arise between a portfolio manager’s management of a Fund’s investments and investments in other accounts.

Compensation:

For the year ended December 31, 2008, as compensation for his responsibilities, Mr. Moles received a base salary and discretionary bonus determined by Seligman, the predecessor investment manager. The discretionary bonus was based on numerous qualitative and quantitative factors relating to Mr. Moles’ responsibilities as portfolio manager and Municipal Team Leader. The factors include, among other things, an evaluation of the performance of the funds managed by Mr. Moles. Throughout 2008, Seligman (the Funds' predecessor investment manager) periodically reviewed the pre-tax investment performance of the funds managed by Mr. Moles versus their respective index benchmarks (as provided in the Funds' prospectus) and Lipper averages for one-, three- and five-year periods. Seligman also considered Mr. Moles’ leadership role with respect to his investment team, as well as the competitive environment for Mr. Moles’ services.

For the year ended December 31, 2008, as compensation for her responsibilities, Ms. Comerford received a base salary and discretionary bonus determined by Seligman, the predecessor investment manager. The discretionary bonus was based on numerous qualitative and quantitative factors, including, among other things, an evaluation of Ms. Comerford’s skills as a research analyst (i.e., quality of research), her particular contributions to her investment team, her ability to take initiative with respect to new roles/responsibilities, her leadership abilities and potential for growth as a portfolio manager, her ability to assimilate new concepts and ideas, her ability to work within a team structure, as well as the competitive environment for her services.

For 2009, as determined by RiverSource Investments, portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe.

Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments.

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RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

Conflicts of Interest:

RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm’s Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The investment manager’s Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.

Securities Ownership. As of September 30, 2008, Mr. Moles owned between $1 - $10,000 of the National Fund’s shares. Other than as described previously, neither Mr. Moles nor Ms. Comerford owned shares of the Funds.

Portfolio Transactions and Other Practices

Portfolio Transactions

When two or more of the investment companies or other investment advisory clients of RiverSource Investments desire to buy or sell the same security at the same time and the order is placed with the same trading desk of RiverSource Investments, the securities purchased or sold are allocated by RiverSource Investments in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

The Funds, RiverSource Investments and the distributor have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that attempt to take advantage of planned portfolio transactions for the Funds.

Fixed-income securities are generally traded on the over-the-counter market on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. In over-the-counter markets, the Funds deal with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal in accordance with applicable law. Prices paid to dealers will generally include a “spread”, i.e., the difference between the prices at which the dealer is willing to purchase or to sell the security at that time.

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Commissions

The Funds will not incur commissions with the purchase and sale of its municipal securities. Because fixed-income securities generally trade on a net basis, they normally do not incur brokerage commissions.

For the fiscal years ended September 30, 2008, 2007 and 2006, the Funds did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Funds, Seligman (the Funds’ investment manager prior to November 7, 2008), or Seligman Advisors (currently known as RiverSource Fund Distributors.

Brokerage Selection

RiverSource Investments selects broker-dealers with the goal of obtaining “best execution”. RiverSource Investments will consider a full range and quality of a broker-dealer’s services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. These brokerage and research services, including supplemental investment research, analysis, and reports concerning issuers, industries, and securities, may be useful to RiverSource Investments in connection with its services to clients other than the Funds. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded.

Although sales of investment company shares will not be considered in selecting broker-dealers to effect securities transactions, RiverSource Investments offers its services through the broker-dealer selling networks and expects that nearly all broker-dealers that effect securities transactions for the funds will have a relationship with RiverSource Investments or its affiliates to distribute shares of the investment companies or other investment products offered by RiverSource Investments. With respect to the Funds, RiverSource Investments ranks broker-dealers through an internal voting process which considers the services provided by broker-dealers excluding investment company or product sales by that broker-dealer.

In connection with any agency trades with respect to the Funds, RiverSource Investments determines the reasonableness of the commissions to be paid to a broker-dealer based upon the quality of the brokerage and research services provided, or arranged for, and as a result, may select a broker-dealer whose commission costs may be higher than another would have charged.

RiverSource Investments monitors and evaluates the performance and execution capabilities of broker-dealers through which it places orders and periodically reviews its policy with regard to negotiating commissions or mark-ups for the funds in light of current market conditions, statistical studies and other available information.

Regular Broker-Dealers

During the Funds’ fiscal year ended September 30, 2008, the Funds did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

Capital Stock and Other Securities

Capital Stock

The Series is authorized to issue 1,300,000,000 shares of capital stock, each with a par value of $.001 each, divided into thirteen different series (which represent each of the Funds). Each Fund has two classes, designated Class A common stock and Class C common stock. Each share of a Fund’s Class A and Class C common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan (“Multiclass Plan”) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Series’ Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3.

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The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Series has no authorized securities other than common stock.

Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Members. Class A shares of the Funds may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of the Funds, the other investment companies in the Seligman Group, and RiverSource Investments and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by RiverSource Investments or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public.

If you are eligible to purchase Class A shares without a sales charge or qualify for volume discounts, you should inform your financial advisor, financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Purchases of Class A shares by a “single person” (as defined below under “Persons Entitled to Reductions”) may be eligible for the following reductions in initial sales charges:

Discounts and Rights of Accumulation. Reduced sales charges will apply if the sum of (i) the current amount being invested by a “single person” in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Class A shares of the Seligman Cash Management Fund), (ii) the current net asset value of the Class A and Class B shares of other Seligman mutual funds already owned by the “single person” other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the breakpoint discount thresholds for Class A shares described in the Prospectus (the “Breakpoint Discounts”).

The value of the shares contemplated by items (ii) and (iii) above (collectively, the “Prior Owned Shares”) will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.

Discounts and rights of accumulation apply with respect to your investments in the Seligman mutual funds only. Any investment that you may have in shares of a RiverSource fund, RiverSource Partners fund or Threadneedle fund will not be aggregated with your investments in the Seligman mutual funds for the purpose of determining eligibility for any Breakpoint Discount or reduced sales charge (this same policy also applies in connection with a letter of intent, as described below).

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If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed in the Prospectus, based on the total amount of Class A shares of the Funds that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. In the event you do not fulfill your obligations and the amount of any outstanding sales charge is greater than the value of the shares in escrow, you will be required to pay the difference. If the amount of the outstanding sales charge is less than the value of the shares in escrow, you will receive any shares remaining in escrow after shares with a value equal to the amount of the outstanding sales charge are redeemed by the transfer agent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares in an account held by a “single person.” A “single person” includes an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are also considered “single persons” for this purpose. The uniform criteria are as follows:

1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Prospectus, reports, and other shareholder communications.

2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to “eligible employee benefit plans,” except that the Funds may sell shares at net asset value to “eligible employee benefit plans” which have at least $2 million in plan assets at the time of investment in a Fund, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination. “Eligible employee benefit plan” means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to SDC, the Funds’ shareholder service agent. Contributions or account information for plan participation also should be transmitted to SDC by methods which it accepts. Additional information about “eligible employee benefit plans” is available from financial advisors or the distributor.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1)	to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

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(2)	to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3)	to registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the distributor;

(4)	to financial institution trust departments;

(5)	to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6)	to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided RiverSource Investments or one of its affiliates has entered into an agreement with respect to such accounts;

(7)	pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8)	to other investment companies in the Seligman funds in connection with a deferred fee arrangement for outside directors, or pursuant to a “fund of funds” arrangement in the Seligman funds;

(9)	to certain “eligible employee benefit plans” as discussed above;

(10)	to those partners and employees of outside counsel to the Funds or its directors or trustees who regularly provide advice and services to the Funds, to other funds managed by RiverSource Investments, or to their directors or trustees;

(11)	in connection with sales pursuant to a retirement plan alliance program which has a written agreement with the distributor; and

(12)	to participants in retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 401(k), 403(b), or 457 of the Internal Revenue Code and “rabbi trusts”, for which Charles Schwab & Co., Inc. or an affiliate acts as broker-dealer, trustee, or recordkeeper.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more, alone or through a volume discount, Right of Accumulation or letter of intent are subject to a CDSC of 1% on redemptions of such shares within 18 months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within 18 months prior to plan termination, except that any such plan that is or was a separate account client of the investment manager at the time of initial investment in a Seligman mutual fund (or within the prior 30 days) will not be subject to a CDSC on redemption of any shares. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an 18-month period, Morgan Stanley Dean Witter will reimburse the distributor a pro rata portion of the fee it received from the distributor at the time of sale of such shares.

See “CDSC Waivers” below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value without an initial sales charge. However, Class C shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C shareholders may use the Funds’ Systematic Withdrawal Plan to withdraw up to 10% of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

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CDSC Waivers. The CDSC on Class C shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1)	on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)

in connection with (1) distributions from retirement plans qualified under Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, or minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3)	in whole or in part, in connection with shares sold to current and retired Directors of the Funds;

(4)	in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)	in whole or in part, in connection with systematic withdrawals;

(6)	in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc., or NYLIM Service Company LLC, or retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs;

(7)	on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, directors/trustees fees, wire fees or courier fees) not to exceed $25.00 per occurrence;

(8)	on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan level termination; and

(9)	on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of the investment advisor at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund.

If, with respect to a redemption of any Class A or Class C shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to the distributor promptly upon notice, an amount equal to the payment or a portion of the payment made by the distributor at the time of sale of such shares.

Fund Reorganizations

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge). Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if RiverSource Investments determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities. Any securities accepted by a Fund in payment for that Fund’s shares will have an active and substantial market and have a value which is readily ascertainable.

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Offering Price

When you buy or sell Fund shares, you do so at the Class’s net asset value (“NAV”) next calculated after the distributor or SDC accepts your request. However, in some cases, the Series has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class’s share of the value of the net assets of the Funds (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Fund, including the management fee paid by each Fund, are accrued daily and taken into account for the purpose of determining NAV.

Generally, portfolio securities in which the Funds invest are traded primarily in the over-the-counter market. Traded securities are valued at the last sales price on the primary market on which they are traded. Based on policies approved by the Board, securities for which there is no last sales price are valued either by independent pricing services based on bid prices that consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or by RiverSource Investments based on quotations provided by primary market makers in such securities. If RiverSource Investments concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, RiverSource Investments will value the security based upon its fair value as determined in accordance with procedures approved by the Board of Directors. These fair value procedures may be used to determine the value of a security in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. Short-term holdings maturing in 60 days or less are generally valued at current market quotations or amortized cost if RiverSource Investments believes it approximates fair value. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value.

Specimen Price Make-Up

Under the current distribution arrangements between the Funds and the distributor, Class A shares are sold with a maximum initial sales charge of 4.50%, and Class C shares are sold at NAV(1). Using each Class’s NAV at September 30, 2008, the maximum offering price of the Funds’ shares is as follows:

Class A shares

Fund	NAV Per Share	+	Maximum Sales Charge (4.50% of Offering Price)	=	Offering Price to Public
National	$7.31		$0.34		$7.65
Colorado	7.14		0.34		7.48
Georgia	6.99		0.33		7.32
Louisiana	7.34		0.35		7.69
Maryland	7.48		0.35		7.83
Massachusetts	7.64		0.36		8.00
Michigan	7.66		0.36		8.02
Minnesota	7.26		0.34		7.60
Missouri	7.20		0.34		7.54
New York	7.63		0.36		7.99
Ohio	7.44		0.35		7.79
Oregon	7.35		0.35		7.70
South Carolina	7.51		0.35		7.86

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Class C shares

Fund	Class C NAV and Offering Price Per Share(1)
National	$7.31
Colorado	7.43
Georgia	7.01
Louisiana	7.33
Maryland	7.50
Massachusetts	7.64
Michigan	7.65
Minnesota	7.27
Missouri	7.20
New York	7.64
Ohio	7.49
Oregon	7.34
South Carolina	7.51

(1)	Class C shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency, which make the disposal by a Fund of its shares impracticable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (iii) such other periods as ordered by the SEC for the protection of the Funds’ shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering

As part of the Funds' responsibility for the prevention of money laundering, you may be required by the Funds, RiverSource Investments, the distributor or SDC or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Funds, the distributor or SDC or their service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from the Funds. The Funds, by written notice to you, may suspend payment to you of any proceeds or distributions if the Funds, the distributor or SDC or their service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Funds, RiverSource Investments, the distributor or SDC or their respective service providers.

Arrangements Permitting Frequent Trading of Fund Shares

The Funds have no arrangements with any person to permit frequent trading of Fund shares.

Taxation of the Funds

Federal Income Taxes. Each of the Funds is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, a Fund will not be subject to federal income taxes on its net ordinary income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that the sum of (i) at least 90% of its net ordinary income and net short-term capital gains and (ii) at least 90% of its net tax-exempt interest is distributed to shareholders each year.

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Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of a Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (2) a Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, US Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities or securities of other regulated investment companies).

Each of the Funds is treated as a separate corporation for federal income tax purposes. As a result, determinations of net ordinary income, exempt-interest dividends and net long-term and short-term capital gains and losses will be made separately for each Fund.

If, at the end of each quarter of its taxable year, at least 50% of a Fund’s total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by a Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less certain expenses allocable to the Fund.

Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Internal Revenue Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by the Funds and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of a Fund’s income consisting of such interest.

Dividends from net investment income that are not designated as exempt-interest dividends and distributions from the excess of net short-term capital gains over net long-term capital losses are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. Such dividends and distributions generally will not be eligible for the treatment as qualified dividend income for non-corporate shareholders or for the dividends received deduction allowed to corporate shareholders.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gains, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 15% if designated as derived from the Fund’s capital gains from property held for more than one year and recognized in taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Shareholders receiving distributions in the form of additional shares issued by a Fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Interest on indebtedness incurred or continued to purchase or carry shares of any Fund will not be deductible for federal income tax purposes to the extent that the Fund’s distributions are exempt from federal income tax.

At September 30, 2008, the National and Georgia Funds had net capital loss carryforwards for federal income tax purposes of $1,134,889 (with $1,130,135 and $4,754 expiring in 2011 and 2012, respectively) and $725,541 (expiring in 2013), respectively, which are available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards. During the year ended September 30, 2008, the National Fund utilized $10,713 of prior year’s capital loss carryforwards.

In addition, from November 1, 2006 through September 30, 2007, the Colorado Fund incurred $17,483 of net realized capital losses. As permitted by tax regulations, the Colorado Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2008. These losses will be available to offset future taxable net gains.

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Dividends and distributions declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Any gain or loss realized upon a sale or redemption of shares in a Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 15% in respect of shares held for more than one year and disposed of in taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which an exempt interest dividend has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be disallowed to the extent of the amount of the exempt interest dividend paid by a Fund to the shareholder. Further, if shares on which a long-term capital gains distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized, to the extent not otherwise disallowed pursuant to the immediately preceding sentence, will be treated as long-term capital loss to the extent of the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of a Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of a Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the exchange or reinstatement options offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder’s tax basis in the shares acquired pursuant to the exchange or reinstatement options.

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year, at least 98% of its capital gain net income realized during the one-year period ending October 31 during such year, and all ordinary income and capital gain net income for prior years that was not previously distributed. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Funds are required to withhold and remit to the US Treasury Department a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the US Treasury Department, a Fund may be fined on an annual basis for each account for which a certified taxpayer identification number (social security number for individuals) is not provided. In the event that such a fine is imposed, the Fund may charge a service fee equal to such fine that may be deducted from the shareholder’s account and offset against any undistributed dividends and capital gain distributions. The Funds also reserve the right to close any account which does not have a certified taxpayer identification number or social security number, as applicable.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be “substantial users” (or “related person” of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of any Fund.

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Other State and Local Taxes

The exemption of interest on municipal securities for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or city. Distributions from a Fund may be taxable to investors under state and local law even though all or a part of such distributions may be derived from federally tax-exempt sources or from obligations which, if received directly, would be exempt from such income tax. In some states, shareholders of the National Fund may be afforded tax-exempt treatment on distributions to the extent they are derived from municipal securities issued by that state or its localities.

Prospective investors should be aware that an investment in a certain Fund may not be suitable for persons who are not residents of the designated state or who do not receive income subject to income taxes in that state. Shareholders should consult their own tax advisors.

Underwriters

Distribution of Securities

The Series and the distributor are parties to a Distributing Agreement, dated January 1, 1993, under which the distributor acts as the exclusive agent for distribution of shares of the Funds. The distributor accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Funds’ capital stock, the distributor allows reallowances to all dealers on sales of Class A shares, as set forth above under “Dealer Reallowances” and, prior to June 4, 2007, Class C shares. The distributor retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A shares and (only through June 3, 2007) Class C shares of the Funds for the fiscal years ended September 30, 2008, 2007 and 2006, are shown below. Also shown below are the amounts of Class A and Class C sales charges that were retained by the distributor. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Any initial sales charges paid on Class C shares would relate to purchases prior to June 4, 2007.

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2008

Fund	Total Sales Charges Paid by Shareholders on Class A Shares	Amount of Class A Sales Charges Retained by the Distributor
National	$57,892	$7,651
Colorado	37,662	4,731
Georgia	11,596	1,550
Louisiana	18,056	2,272
Maryland	42,653	5,268
Massachusetts	60,228	7,566
Michigan	26,860	3,860
Minnesota	49,497	6,427
Missouri	18,397	2,485
New York	48,724	7,550
Ohio	36,672	4,907
Oregon	47,584	5,911
South Carolina	60,418	7,824

2007

Fund	Total Sales Charges Paid by Shareholders on Class A and Class C Shares	Amount of Class A and Class C Sales Charges Retained by the Distributor
National	$18,992	$3,601
Colorado	11,071	1,275
Georgia	17,005	2,538
Louisiana	22,476	2,848
Maryland	13,082	2,766
Massachusetts	39,513	3,825
Michigan	20,153	2,887
Minnesota	35,607	4,740
Missouri	12,379	1,530
New York	31,659	6,334
Ohio	40,274	5,247
Oregon	75,778	9,258
South Carolina	73,520	8,890

2006

Fund	Total Sales Charges Paid by Shareholders on Class A and Class C Shares	Amount of Class A and Class C Sales Charges Retained by the Distributor
National	$41,570	$4,666
Colorado	32,238	3,723
Georgia	10,740	1,302
Louisiana	31,738	4,117
Maryland	15,350	1,694
Massachusetts	17,239	2,055
Michigan	29,709	3,415
Minnesota	37,367	4,644
Missouri	11,350	1,353
New York	52,230	6,778
Ohio	40,102	5,118
Oregon	58,996	7,363
South Carolina	90,785	11,862

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Compensation

The distributor, which is an affiliated person of RiverSource Investments, which is an affiliated person of the Funds, received the following commissions and other compensation from the Funds during the fiscal year ended September 30, 2008:

Fund	Net Underwriting Discounts and Commissions (Class A Sales Charges Retained)	Compensation on Redemptions and Repurchases (CDSC on Class A and Class C Shares Retained)(1)	Brokerage Commissions	Other Compensation (2)
National	$7,651	$230	$-0-	$2,562
Colorado	4,731	-0-	-0-	870
Georgia	1,550	-0-	-0-	871
Louisiana	2,272	-0-	-0-	600
Maryland	5,268	-0-	-0-	769
Massachusetts	7,566	613	-0-	4,354
Michigan	3,860	-0-	-0-	646
Minnesota	6,427	-0-	-0-	551
Missouri	2,485	-0-	-0-	661
New York	7,550	699	-0-	7,688
Ohio	4,907	750	-0-	3,310
Oregon	5,911	-0-	-0-	1,746
South Carolina	7,824	991	-0-	4,198

(1)	Includes CDSC retained with respect to Class D shares, which converted to Class C shares.

(2)	During the year ended September 30, 2008, the distributor received distribution and service fees paid by the Fund in respect of Class C shares pursuant to the Funds’ Rule 12b-1 Plan. The arrangements pursuant to which such compensation is paid are detailed above under the discussion “Rule 12b-1 Plan.”

Other Payments

The distributor pays authorized dealers or investment advisors, from its own resources, a fee on purchases of Class A shares of the Seligman mutual funds (other than Seligman TargetHorizon ETF Portfolios, Inc. (the “TargETFunds”) and Seligman Cash Management Fund, Inc. (the “Cash Fund”)) of $1,000,000 or more (“NAV sales”), calculated as follows:

Amount of Purchase	Payment to Dealer (as a % of NAV sales)
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $24,999,999	0.50%
$25,000,000 or more	0.25%

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With respect to purchases of Class A shares of the TargETFunds, the distributor shall pay authorized dealers or investment advisors 0.25% on NAV sales attributable to such funds. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The calculation of the fee will be based on assets held by a “single person,” including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

The distributor also pays authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an “eligible employee benefit plan” that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the applicable fee described below are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has, for accounts opened prior to January 7, 2008, at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available or, for accounts opened on or after January 7, 2008, at least $2 million in plan assets at the time of investment in a Fund. The payment schedule, for each calendar year, in respect of the Seligman mutual funds (other than the TargETFunds and the Cash Fund) is as follows:

Amount of Purchase	Payment to Dealer (as a % of NAV sales)
sales up to but not including $4,000,000	1.00%
$4,000,000 - $24,999,999	0.50%
$25,000,000 or more	0.25%

The payment is based on cumulative sales for each plan during a single calendar year, or portion thereof. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The payment schedule, for each calendar year, in respect of the TargETFunds is 0.25% of sales. These fees in respect of eligible employee benefit plans and the fees on NAV sales described above are not duplicative (i.e., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan).

With respect to the fees relating to eligible employee benefit plans and NAV sales (each as described above), no fees shall be payable on any assets invested in a Fund by an eligible employee benefit plan that is a separate account client of the investment manager at the time of initial investment (or within the prior 30 days) in a Fund.

The fees described above under “Other Payments” relate only to purchases of Class A shares of the Seligman mutual funds. Purchases of shares of RiverSource funds, RiverSource Partners funds and Threadneedle funds will not be aggregated with purchases of shares of the Seligman mutual funds for purposes of the fees described above.

Payments to Financial Institutions

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial institutions, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the funds. These payments and intercompany allocations (collectively, “payments”) do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they

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are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial institution, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges - fees that a financial institution charges its representatives for effecting transactions in the funds. The amount of payment varies by financial institution, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial institution in addition to such asset-based fees, are considered on a case-by-case basis.

Program and Shareholder Servicing

Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial institution to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial institution may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other Payments

The distributor and its affiliates may separately pay financial institutions in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial institution employees, client and investor events and other financial institution-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

Financial Institution Arrangements

The financial institution through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial institution.

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Calculation of Performance Data

The Funds may quote performance data in various ways. All performance information supplied by the Funds in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions, if any, and may or may not include the effect of a Class’s maximum initial sales charge and/or CDSC, as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Funds’ Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the Funds’ Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical $1,000 investment in the Funds over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return).

Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Funds over a stated period. The cumulative total returns for each Class of shares of the Funds is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum initial sales charge for Class A shares; determining the total value of all dividends and distributions, if any, that would have been paid during the period on such shares assuming that each dividend or distribution was reinvested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class C shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

No adjustments have been made for any income taxes payable by investors on dividends or gain distributions or on the redemption of shares.

Historical Investment Results

Class A

The annualized yields for the 30-day period ended September 30, 2008 for each Fund’s Class A shares were as follows: National – 3.78%, Colorado – 3.25%, Georgia – 3.57%, Louisiana – 3.39%, Maryland – 3.55%, Massachusetts – 2.67%, Michigan – 3.26%, Minnesota – 3.08%, Missouri – 3.25%, New York – 3.29%, Ohio – 3.12%, Oregon – 3.30%, and South Carolina – 3.73%. The annualized yield was computed by dividing a Fund’s net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum initial sales charge of 4.50%, in respect of Class A shares only, of the gross amount invested) on September 30, 2008, which was the last day of this period. The average number of Class A shares per Fund were: National – 7,805,595, Colorado – 4,112,726, Georgia –3,246,264, Louisiana – 3,189,958, Maryland – 4,139,793, Massachusetts – 7,426,006, Michigan – 8,712,359, Minnesota – 9,176,821, Missouri – 3,406,585, New York – 7,529,279, Ohio – 11,132,752, Oregon – 5,779,386 and South Carolina – 7,670,541, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

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The tax equivalent annualized yields for the 30-day period ended September 30, 2008 for each Fund’s Class A shares were as follows: National – 5.82%, Colorado – 5.25%, Georgia – 5.84%, Louisiana – 5.54%, Maryland – 5.73%, Massachusetts – 4.65%, Michigan – 5.24%, Minnesota – 5.12%, Missouri – 5.31%, New York – 5.43%, Ohio – 5.12%, Oregon – 5.57% and South Carolina – 6.16%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt from federal and state income taxes was determined. This portion of the yield was then divided by one minus the following percentages: National – 35.00%, Colorado – 38.01%, Georgia – 38.90%, Louisiana – 38.90%, Maryland – 38.09%, Massachusetts – 42.80%, Michigan – 37.83%, Minnesota – 40.10%, Missouri – 38.90%, New York – 39.45%, Ohio – 39.26%, Oregon – 40.85% and South Carolina – 39.55%, (which percentages assume the maximum combined federal and state income tax rate for individual taxpayers that are subject to such state’s personal income taxes). Then the small portion of the yield (for all the Funds except the National Fund) attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 35.0% (35.0% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares’ yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total returns for the one-, five- and ten-year periods ended September 30, 2008 for each Fund’s Class A shares were as follows: National – (6.42)%, 1.44% and 2.68%, Colorado – (4.79)%, 1.84% and 3.30%, Georgia – (8.76)%, 0.37% and 2.43%, Louisiana – (6.98)%, 1.10% and 2.89%, Maryland – (4.94)%, 1.75% and 3.06%, Massachusetts – (2.81)%, 1.77% and 3.38%, Michigan – (6.07)%, 1.03% and 2.98%, Minnesota – (4.49)%, 1.44% and 3.01%, Missouri – (5.84)%, 1.27% and 3.03%, New York – (5.64)%, 1.60% and 3.17%, Ohio – (5.73)%, 1.28% and 2.92%, Oregon – (4.90)%, 1.73% and 3.25% and South Carolina – (6.72)%, 1.58% and 3.13%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of each Fund, subtracting the maximum initial sales charge of 4.50% of the public offering price and assuming that all of the dividends and capital gain distributions paid by each Fund’s Class A shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five-, and ten-year periods of each Fund, the entire amounts were redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total returns for Class A shares of the Funds for the ten-year period ended September 30, 2008 were as follows: National – 30.32%, Colorado – 38.37%, Georgia – 27.09%, Louisiana – 32.97%, Maryland – 35.22%, Massachusetts – 39.40%, Michigan – 34.20, Minnesota – 34.59%, Missouri – 34.74%, New York – 36.63%, Ohio – 33.41%, Oregon – 37.63% and South Carolina – 36.09%. Thus, a $1,000 investment in Class A shares made on September 30, 1998 had a value on September 30, 2008 of: National $1,303, Colorado $1,384, Georgia $1,271, Louisiana $1,330, Maryland $1,352, Massachusetts $1,394, Michigan $1,342, Minnesota $1,346, Missouri $1,347, New York $1,366, Ohio $1,334, Oregon $1,376, and South Carolina $1,361.

Class C

The annualized yields for the 30-day period ended September 30, 2008 for each Fund’s Class C shares were as follows: National – 3.03%, Colorado – 2.55%, Georgia –2.79%, Louisiana – 2.62%, Maryland – 2.79%, Massachusetts – 1.89%, Michigan – 2.48%, Minnesota – 2.31%, Missouri – 2.48%, New York – 2.52%, Ohio – 2.34%, Oregon – 2.54% and South Carolina – 2.96%. The annualized yield was computed as discussed above for Class A shares. The average number of Class C shares per Fund was: National – 296,307, Colorado – 89,077, Georgia – 145,562, Louisiana – 136,920, Maryland – 201,805, Massachusetts – 333,937, Michigan – 251,170, Minnesota – 74,790, Missouri – 56,461, New York – 706,650, Ohio – 191,927, Oregon – 324,571 and South Carolina – 631,953, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed as discussed above for Class A shares.

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The tax equivalent annualized yields for the 30-day period ended September 30, 2008 for each Fund’s Class C shares were as follows: National – 4.66%, Colorado – 4.11%, Georgia – 4.56%, Louisiana – 4.28%, Maryland – 4.51%, Massachusetts – 3.30%, Michigan – 3.99%, Minnesota – 3.84%, Missouri – 4.05%, New York – 4.16%, Ohio – 3.84%, Oregon – 4.29% and South Carolina – 4.89%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total returns for the one- and five-year periods ended September 30, 2008 and for the period from May 27, 1999 (inception) to September 30, 2008 for each Fund’s Class C shares were as follows: National – (4.01)%, 1.47% and 2.43%, Colorado – (2.16)%, 1.87% and 3.03%, Georgia – (6.21)%, 0.41% and 2.10%, Louisiana – (4.41)%, 1.09% and 2.60%, Maryland – (2.26)%, 1.80% and 2.76%, Massachusetts – (0.25)%, 1.78% and 3.22%, Michigan – (3.51)%, 1.07% and 2.74%, Minnesota – (1.79)%, 1.46% and 2.71%, Missouri – (3.21)%, 1.26% and 2.83%, New York – 3.02%, 1.61% and 3.00%, Ohio – (3.09)%, 1.31% and 2.66% , Oregon – (2.29)%, 1.74% and 2.96% and South Carolina – (4.10)%, 1.61% and 2.91%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class C shares of each Fund and assuming that all of the dividends and capital gain distributions paid by each Fund’s Class C shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the period since inception of each Fund, the entire amounts were redeemed, subtracting the 1% CDSC, if applicable. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total returns for Class C shares of the Funds for the period from May 27, 1999 (inception) through September 30, 2008 were as follows: National – 25.19%, Colorado – 32.20%, Georgia – 21.41%, Louisiana – 27.11%, Maryland – 29.05%, Massachusetts – 34.49%, Michigan – 28.82%, Minnesota – 28.37%, Missouri – 29.85%, New York – 31.80%, Ohio – 27.85%, Oregon – 31.36% and South Carolina – 30.76%. Thus, a $1,000 investment in Class C shares made on May 27, 1999 had a value on September 30, 2008 of: National $1,252, Colorado $1,322, Georgia $1,214, Louisiana $1,271, Maryland $1,291, Massachusetts $1,345, Michigan $1,288, Minnesota $1,284, Missouri $1,299, New York $1,318, Ohio $1,279, Oregon $1,314, and South Carolina $1,308.

Financial Statements

The Series’ Annual Report to Shareholders for the fiscal year ended September 30, 2008, contains portfolios of the investments of the Funds as of September 30, 2008, as well as certain other financial information as of this date. The financial statements and notes included in the Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant’s motion to dismiss the complaint, the Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of

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$7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Board of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors (the principal underwriter of the Seligman Funds) relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies, including those funds in the RiverSource complex of funds.

Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current and former clients, including the Seligman Funds and other investment companies managed RiverSource; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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General Information

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Series shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or Series in the matter are substantially identical or that the matter does not affect any interest of such class or Series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Custodian. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for the Funds. It also maintains, under the general supervision of RiverSource Investments, the accounting records and determines the net asset value for the Funds.

Administrative Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds, as well as the Seligman funds. These services include administrative, accounting, treasury, and other services.

Board Services Corporation. The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has been selected as auditors of the Funds. Their address is Two World Financial Center, New York, New York 10281.

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings.

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•	Nature of and provisions of the obligation.

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

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Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings

Aaa – Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

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A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements – their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings

Fitch’s bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

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BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor’s Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

51

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

52

Fitch’s Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

53

The Seligman Funds*	Appendix A

Seligman Asset Allocation Series, Inc.

Seligman Asset Allocation Aggressive Growth Fund

Seligman Asset Allocation Balanced Fund

Seligman Asset Allocation Growth Fund

Seligman Asset Allocation Moderate Growth Fund

Seligman Capital Fund, Inc.

Seligman Cash Management Fund, Inc.

Seligman Common Stock Fund, Inc.

Seligman Communications and Information Fund, Inc.

Seligman Core Fixed Income Fund, Inc.

Seligman Frontier Fund, Inc.

Seligman Global Fund Series, Inc.

Seligman Emerging Markets Fund

Seligman Global Smaller Companies Fund

Seligman Global Growth Fund

Seligman Global Technology Fund

Seligman International Growth Fund

Seligman Growth Fund, Inc.

Seligman High Income Fund Series

Seligman U.S. Government Securities Fund

Seligman High-Yield Fund

Seligman Income and Growth Fund, Inc.

Seligman LaSalle International Real Estate Fund, Inc.

Seligman LaSalle Real Estate Fund Series, Inc.

Seligman LaSalle Global Real Estate Fund

Seligman LaSalle Monthly Dividend Real Estate Fund

Seligman Municipal Fund Series, Inc.

Seligman National Municipal Class

Seligman Colorado Municipal Class

Seligman Georgia Municipal Class

Seligman Louisiana Municipal Class

Seligman Maryland Municipal Class

Seligman Massachusetts Municipal Class

Seligman Michigan Municipal Class

Seligman Minnesota Municipal Class

Seligman Missouri Municipal Class

Seligman New York Municipal Class

Seligman Ohio Municipal Class

Seligman Oregon Municipal Class

Seligman South Carolina Municipal Class

Seligman Municipal Series Trust

Seligman California Municipal High-Yield Series

Seligman California Municipal Quality Series

Seligman Florida Municipal Series

Seligman North Carolina Municipal Series

Seligman New Jersey Municipal Fund, Inc.

Seligman Pennsylvania Municipal Fund Series

Seligman Portfolios, Inc.

Seligman Capital Portfolio

Seligman Cash Management Portfolio

Seligman Common Stock Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

Seligman International Growth Portfolio

Seligman Investment Grade Fixed Income Portfolio

Seligman Large-Cap Value Portfolio

Seligman Smaller-Cap Value Portfolio

Seligman TargetHorizon ETF Portfolios, Inc.

Seligman TargETFund 2045

Seligman TargETFund 2035

Seligman TargETFund 2025

Seligman TargETFund 2015

Seligman TargETFund Core

Seligman Value Fund Series, Inc.

Seligman Large-Cap Value Fund

Seligman Smaller-Cap Value Fund

Tri-Continental Corporation

*	Cannot be exchanged with any RiverSource fund, RiverSource Partners fund or Threadneedle fund.

54

The RiverSource Complex of Funds*	Appendix B

RiverSource Bond Series, Inc.

RiverSource Floating Rate Fund

RiverSource Income Opportunities Fund

RiverSource Inflation Protected Securities Fund

RiverSource Limited Duration Bond Fund

RiverSource California Tax-Exempt Trust

RiverSource California Tax-Exempt Fund

RiverSource Dimensions Series, Inc.

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Diversified Income Series, Inc.

RiverSource Diversified Bond Fund

RiverSource Equity Series, Inc.

RiverSource Mid Cap Growth Fund

RiverSource Global Series, Inc.

RiverSource Absolute Return Currency and Income Fund

RiverSource Emerging Markets Bond Fund

RiverSource Global Bond Fund

RiverSource Global Technology Fund

Threadneedle Emerging Markets Fund

Threadneedle Global Equity Fund

RiverSource Government Income Series, Inc.

RiverSource Short Duration U.S. Government Fund

RiverSource U.S. Government Mortgage Fund

RiverSource High Yield Income Series, Inc.

RiverSource High Yield Bond Fund

RiverSource Income Series, Inc.

RiverSource Income Builder Basic Income Fund

RiverSource Income Builder Enhanced Income Fund

RiverSource Income Builder Moderate Income Fund

RiverSource International Managers Series, Inc.

RiverSource Partners International Select Growth Fund

RiverSource Partners International Select Value Fund

RiverSource Partners International Small Cap Fund

RiverSource International Series, Inc.

RiverSource Disciplined International Equity Fund

Threadneedle European Equity Fund

Threadneedle Global Equity Income Fund

Threadneedle Global Extended Alpha Fund

Threadneedle International Opportunity Fund

RiverSource Investment Series, Inc.

RiverSource Balanced Fund

RiverSource Disciplined Large Cap Growth Fund

RiverSource Diversified Equity Income Fund

RiverSource Disciplined Large Cap Value Fund

RiverSource Mid Cap Value Fund

RiverSource Large Cap Series, Inc.

RiverSource Disciplined Equity Fund

RiverSource Growth Fund

RiverSource Large Cap Equity Fund

RiverSource Large Cap Value Fund

RiverSource Managers Series, Inc.

RiverSource Partners Aggressive Growth Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners Select Value Fund

RiverSource Partners Small Cap Equity Fund

RiverSource Partners Small Cap Value Fund

RiverSource Market Advantage Series, Inc.

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Moderate Conservative Fund

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Total Equity Fund

RiverSource S&P 500 Index Fund

RiverSource Small Company Index Fund

RiverSource Money Market Series, Inc.

RiverSource Cash Management Fund

RiverSource Sector Series, Inc.

RiverSource Dividend Opportunity Fund

RiverSource Real Estate Fund

RiverSource Selected Series, Inc.

RiverSource Precious Metals and Mining Fund

RiverSource Series Trust

RiverSource 120/20 Contrarian Equity Fund

RiverSource Retirement Plus 2010 Fund

RiverSource Retirement Plus 2015 Fund

RiverSource Retirement Plus 2020 Fund

RiverSource Retirement Plus 2025 Fund

RiverSource Retirement Plus 2030 Fund

RiverSource Retirement Plus 2035 Fund

RiverSource Retirement Plus 2040 Fund

RiverSource Retirement Plus 2045 Fund

RiverSource Short Term Investments Series, Inc.

RiverSource Short-Term Cash Fund

RiverSource Special Tax-Exempt Series Trust

RiverSource Minnesota Tax-Exempt Fund

RiverSource New York Tax-Exempt Fund

RiverSource Strategic Allocation Series, Inc.

RiverSource Strategic Allocation Fund

RiverSource Strategic Income Allocation Fund

RiverSource Strategy Series, Inc.

RiverSource Equity Value Fund

RiverSource Partners Small Cap Growth Fund

RiverSource Small Cap Advantage Fund

RiverSource Tax-Exempt Income Series, Inc.

RiverSource Tax-Exempt High Income Fund

RiverSource Tax-Exempt Money Market Series, Inc.

RiverSource Tax-Exempt Money Market Fund

RiverSource Tax-Exempt Series, Inc.

RiverSource Intermediate Tax-Exempt Fund

RiverSource Tax-Exempt Bond Fund

RiverSource Variable Series Trust

Disciplined Asset Allocation Portfolios – Aggressive

Disciplined Asset Allocation Portfolios – Conservative

Disciplined Asset Allocation Portfolios – Moderate

Disciplined Asset Allocation Portfolios – Moderately Aggressive

Disciplined Asset Allocation Portfolios – Moderately Conservative

RiverSource Partners Variable Portfolio – Fundamental Value Fund

RiverSource Partners Variable Portfolio – Select Value Fund

RiverSource Partners Variable Portfolio – Small Cap Value Fund

RiverSource Variable Portfolio – Balanced Fund

RiverSource Variable Portfolio – Cash Management Fund

RiverSource Variable Portfolio – Core Equity Fund

RiverSource Variable Portfolio – Diversified Bond Fund

RiverSource Variable Portfolio – Diversified Equity Income Fund

RiverSource Variable Portfolio – Global Bond Fund

RiverSource Variable Portfolio – Global Inflation Protected Securities Fund

RiverSource Variable Portfolio – Growth Fund

RiverSource Variable Portfolio – High Yield Bond Fund

RiverSource Variable Portfolio – Income Opportunities Fund

RiverSource Variable Portfolio – Large Cap Equity Fund

RiverSource Variable Portfolio – Large Cap Value Fund

RiverSource Variable Portfolio – Mid Cap Growth Fund

RiverSource Variable Portfolio – Mid Cap Value Fund

RiverSource Variable Portfolio – S&P 500 Index Fund

RiverSource Variable Portfolio – Short Duration U.S. Government Fund

RiverSource Variable Portfolio – Small Cap Advantage Fund

Threadneedle Variable Portfolio – Emerging Markets Fund

Threadneedle Variable Portfolio – International Opportunity Fund

*	Cannot be exchanged with any Seligman fund.

55

PART C. OTHER INFORMATION

Item 23.	Exhibits.

All Exhibits listed below have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*), which are filed herewith.

(a)	*Articles Supplementary abolishing Class D shares.

(a)(1)	Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 filed on May 28, 1999.)

(a)(2)	Amended and Restated Articles of Incorporation of Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on January 29, 1997.)

(b)	Amended and Restated By-laws of the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed on January 30, 2006.)

(c)	Copy of Specimen certificate of Capital Stock for Class D Shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 filed on January 27, 1998.)

(d)	*Management Agreement between the Registrant and RiverSource Investments, LLC.

(e)	Addendum to Sales/Bank Agreement. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1)	Form of Bank Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Banks. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2)	Distributing Agreement between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on January 29, 1997.)

(e)(3)	Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on January 29, 1997.)

(e)(4)	Form of Amended Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed on January 28, 2003.)

(e)(5)	Form of Revised Sales and 12b-1 Agreement between RiverSource Fund Distributors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(f)	Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on January 29, 1997.)

(f)(1)	Deferred Compensation Plan for Directors/Trustees of the RiverSource complex of funds. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(g)	Custodian Agreement between Registrant and Investors Fiduciary Trust Company (as assigned to State Street Bank and Trust Company April 28, 2000). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on January 29, 1997.)

PART C. OTHER INFORMATION (continued)

(g)(1)	*Amendment to Custody Agreement dated April 1, 2001 between the Registrant and State Street Bank and Trust Company (assigned from Investors Fiduciary Trust Company).

(h)	Administrative Services Agreement dated November 7, 2008, between Registrant and Ameriprise Financial, Inc. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(h)(1)	Form of License Agreement between Ameriprise Financial, Inc. and the Seligman funds (Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement of RiverSource Diversified Income Series, Inc. (File No. 2-51586) filed on October 30, 2007.)

(i)	Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 filed on May 28, 1999.)

(i)(1)	Opinion and Consent of Counsel. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on January 29, 1997.)

(j)	*Consent of Independent Registered Public Accounting Firm.

(k)	Not applicable.

(l)	Form of Purchase Agreement for Initial Capital for Class C shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 filed on May 28, 1999.)

(l)(1)	Purchase Agreement for Initial Capital for Class D shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on January 29, 1997.)

(m)	Amended Administration, Shareholder Services and Distribution Plan of the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 filed on May 28, 1999.)

(m)(1)	Amended Administration, Shareholder Services and Distribution Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(m)(2)	Amended Administration, Shareholder Services and Distribution Plan of the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed on January 28, 2003.)

(m)(3)	Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(4)	Form of Selected Dealer Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

PART C. OTHER INFORMATION (continued)

(m)(5)	Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to the Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(m)(6)	Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(7)	Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(8)	Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(9)	Participation Agreement between Salomon Smith Barney Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 42 filed on January 28, 2005.)

(m)(10)	Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(11)	Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(12)	Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(m)(13)	Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(14)	Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

PART C. OTHER INFORMATION (continued)

(m)(15)	Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(n)	*Plan of Multiple Classes of Shares (Two Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended.

(p)	Code of Ethics adopted under Rule 17j-1 for Registrant dated November 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009).

(p)(1)	Codes of Ethics adopted under Rule 17j-1 for Registrant’s principal underwriter, dated April 2008 and November 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009).

(p)(2)	Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009).

(Other Exhibits:)	(a) Directors/Trustees Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

Item 24.	Persons Controlled by or Under Common Control with Registrant. RiverSource Investments, LLC, as sponsor of the Seligman funds, which are part of the RiverSource complex of funds, may make initial capital investments in funds (seed accounts). RiverSource Investments also serves as investment manager of certain funds-of-funds that invest primarily in Class I shares of affiliated funds (the “underlying funds”). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the funds-of-funds (which votes proxies for the funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25.	Indemnification. Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant’s Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) to Registrant’s Post-Effective Amendment No. 30 to the Registration Statement and Article Tenth of Registrant’s Amended and Restated By-laws filed as Exhibit Item 23(b) to Post-Effective Amendment No. 43 filed on January 30, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

PART C. OTHER INFORMATION (continued)

Item 26.	Business and Other Connections of the Investment Adviser. RiverSource Investments, LLC (“RiverSource Investments”), is the Registrant’s investment manager and is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of RiverSource Investments, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Item 26 of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.

Item 27.	Principal Underwriters.

(a)	RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

THE SELIGMAN FAMILY OF FUNDS: Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

THE RIVERSOURCE FAMILY OF FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc. and RiverSource Tax-Exempt Series, Inc.

PART C. OTHER INFORMATION (continued)

(b)	Name of each director, principal officer or partner of Registrant’s principal underwriter named in response to Item 20:

RiverSource Fund Distributors, Inc.

As of December 31, 2008

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(2) Positions and Offices with Registrant
Patrick Thomas Bannigan**	Director and Vice President	President
Walter S. Berman**	Treasurer	None
Paul J. Dolan**	Chief Operating Officer and Chief Administrative Officer	None
Peter A. Gallus**	Vice President and Chief Operating Officer	None
Jeffrey P. Fox**	Chief Financial Officer	Treasurer
Eleanor T.M. Hoagland*	Anti-Money Laundering Officer	Chief Compliance Officer, Money Laundering Prevention Officer and Identity Theft Prevention Officer
Christopher P. Keating**	Vice President	None
Jeffrey Lee McGregor, Sr.**	Director and President	None
Thomas R. Moore**	Secretary	None
Brian W. Mitchell*	Chief Compliance Officer	None
Scott Roane Plummer**	Chief Counsel	Vice President, General Counsel and Secretary
William Frederick ‘Ted’ Truscott**	Chairman and Chief Executive Officer	Board Member and Vice President

*	The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

**	The principal business address of each of these directors and/or officers is 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	Not Applicable.

Item 28.	Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of RiverSource Investments, LLC at its offices at 100 Park Avenue, New York, NY 10017 and 200 Ameriprise Financial Center, Minneapolis, MN 55474 or at the following locations: (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, custodian of the Registrant’s cash and securities and also agent performing certain accounting and record-keeping functions relating to portfolio transactions and calculating the net asset value of the Registrant, (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, shareholder service agent, maintains shareholder records for the Registrant, (3) Ameriprise Financial, Inc., 707 Second Avenue, South Minneapolis, MN 55402, and Iron Mountain Records Management, 920 & 950 Apollo Road, Eagan, MN 55121. Iron Mountain Records management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records

Item 29.	Management Services. Not Applicable.

Item 30.	Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 48 to its Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 28th day of January, 2009.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/s/ Patrick T. Bannigan
Patrick T. Bannigan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 has been signed below by the following persons in the capacities indicated on January 28, 2009.

Signature	Title

/s/ Patrick T. Bannigan Patrick T. Bannigan	President (Principal Executive Officer)

/s/ Lawrence P. Vogel Lawrence P. Vogel	Treasurer (Principal Financial and Accounting Officer)

Kathleen A. Blatz, Director	)
Arne H. Carlson, Director	)
Pamela G. Carlton, Director	)
Patricia M. Flynn, Director	)
Anne P. Jones, Director	)
Jeffrey Laikind, Director	)
Stephen R. Lewis, Chairman of the Board and Director	)
John F. Maher, Director	)
Catherine James Paglia, Director	)
Leroy C. Richie, Director	)	/s/ Scott R. Plummer
Alison Taunton-Rigby, Director	)	Scott R. Plummer, Attorney in Fact
William F. Truscott, Director	)

SELIGMAN MUNICIPAL FUND SERIES, INC.

Post-Effective Amendment No. 48 to the

Registration Statement on Form N-1A

EXHIBIT INDEX

Form N-1A Item No.	Description

Item 23(a)	Articles Supplementary abolishing Class D shares.

Item 23(d)	Management Agreement between Registrant and RiverSource Investments, LLC.

Item 23(g)(1)	Amendment to Custody Agreement dated April 1, 2001.

Item 23(j)	Consent of Independent Registered Public Accounting Firm.

Item 23(n)	Plan of Multiple Classes of Shares (Two Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended.